(2_FIDELITY_LOGOS)FIDELITY

INVESTMENT GRADE BOND
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    26   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                 PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

Fidelity Investment Grade Bond               6.42%    43.20%   124.44%

Lehman Brothers Aggregate Bond Index         7.09%    42.61%   130.18%

Corporate BBB-Rated Bond Funds               7.42%    49.25%   127.61%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. To measure how the fund stacked up against its peers, you can compare it to the corporate BBB-rated bond funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 108 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

Fidelity Investment Grade Bond           6.42%    7.45%    8.42%

Lehman Brothers Aggregate Bond Index     7.09%    7.36%    8.69%

Corporate BBB-Rated Bond Funds Average   7.42%    8.29%    8.53%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Investment Grade Bond       LB Aggregate Bond
             00026                       LB001
  1987/04/30      10000.00                    10000.00
  1987/05/31       9921.50                     9960.88
  1987/06/30      10012.20                    10097.97
  1987/07/31      10014.00                    10090.21
  1987/08/31       9957.23                    10036.21
  1987/09/30       9707.60                     9822.50
  1987/10/31       9975.59                    10172.33
  1987/11/30      10095.08                    10253.81
  1987/12/31      10218.99                    10393.48
  1988/01/31      10612.95                    10758.83
  1988/02/29      10777.82                    10886.55
  1988/03/31      10638.47                    10784.38
  1988/04/30      10574.69                    10726.18
  1988/05/31      10496.85                    10654.08
  1988/06/30      10715.74                    10911.12
  1988/07/31      10682.60                    10853.89
  1988/08/31      10696.90                    10882.34
  1988/09/30      10919.20                    11128.71
  1988/10/31      11095.97                    11338.23
  1988/11/30      10996.59                    11200.49
  1988/12/31      11028.60                    11213.10
  1989/01/31      11144.04                    11374.44
  1989/02/28      11123.91                    11291.99
  1989/03/31      11190.77                    11340.81
  1989/04/30      11393.60                    11578.13
  1989/05/31      11633.79                    11882.38
  1989/06/30      11994.75                    12244.17
  1989/07/31      12273.04                    12504.45
  1989/08/31      12081.39                    12319.18
  1989/09/30      12117.92                    12382.23
  1989/10/31      12363.03                    12687.12
  1989/11/30      12450.65                    12808.04
  1989/12/31      12462.36                    12842.32
  1990/01/31      12294.07                    12689.71
  1990/02/28      12325.77                    12730.77
  1990/03/31      12325.41                    12740.15
  1990/04/30      12226.84                    12623.43
  1990/05/31      12559.32                    12997.19
  1990/06/30      12749.52                    13205.73
  1990/07/31      12939.35                    13388.41
  1990/08/31      12766.57                    13209.61
  1990/09/30      12841.32                    13318.89
  1990/10/31      12724.44                    13487.99
  1990/11/30      12998.56                    13778.33
  1990/12/31      13218.26                    13993.02
  1991/01/31      13354.60                    14165.99
  1991/02/28      13564.31                    14286.92
  1991/03/31      13738.92                    14385.20
  1991/04/30      13916.09                    14541.05
  1991/05/31      14014.58                    14626.08
  1991/06/30      14012.99                    14618.64
  1991/07/31      14199.21                    14821.37
  1991/08/31      14553.47                    15142.10
  1991/09/30      14866.00                    15448.93
  1991/10/31      15014.14                    15620.94
  1991/11/30      15160.25                    15764.17
  1991/12/31      15718.41                    16232.34
  1992/01/31      15521.62                    16011.51
  1992/02/29      15645.49                    16115.62
  1992/03/31      15618.61                    16024.77
  1992/04/30      15673.34                    16140.52
  1992/05/31      15996.71                    16445.08
  1992/06/30      16183.83                    16671.41
  1992/07/31      16666.55                    17011.54
  1992/08/31      16816.11                    17183.87
  1992/09/30      16964.95                    17387.57
  1992/10/31      16732.48                    17157.04
  1992/11/30      16747.96                    17160.92
  1992/12/31      17025.33                    17433.80
  1993/01/31      17424.23                    17768.11
  1993/02/28      17861.53                    18079.15
  1993/03/31      18026.77                    18154.48
  1993/04/30      18122.35                    18280.90
  1993/05/31      18218.53                    18304.18
  1993/06/30      18696.03                    18635.91
  1993/07/31      18983.99                    18741.31
  1993/08/31      19509.13                    19069.81
  1993/09/30      19565.16                    19122.18
  1993/10/31      19797.41                    19193.64
  1993/11/30      19630.10                    19030.36
  1993/12/31      19788.33                    19133.50
  1994/01/31      20097.68                    19391.83
  1994/02/28      19442.08                    19054.93
  1994/03/31      18872.36                    18585.15
  1994/04/30      18728.86                    18436.74
  1994/05/31      18761.99                    18434.16
  1994/06/30      18657.58                    18393.42
  1994/07/31      18951.35                    18758.77
  1994/08/31      19009.10                    18782.05
  1994/09/30      18849.82                    18505.61
  1994/10/31      18775.34                    18489.12
  1994/11/30      18832.79                    18448.06
  1994/12/31      18729.22                    18575.45
  1995/01/31      18946.61                    18943.06
  1995/02/28      19210.23                    19393.45
  1995/03/31      19321.74                    19512.43
  1995/04/30      19596.00                    19784.99
  1995/05/31      20294.53                    20550.62
  1995/06/30      20430.05                    20701.28
  1995/07/31      20371.20                    20655.05
  1995/08/31      20572.21                    20904.33
  1995/09/30      20770.01                    21107.70
  1995/10/31      21056.71                    21382.20
  1995/11/30      21342.05                    21702.61
  1995/12/31      21634.18                    22007.18
  1996/01/31      21781.71                    22153.32
  1996/02/29      21390.61                    21768.24
  1996/03/31      21243.08                    21616.93
  1996/04/30      21089.55                    21495.36
  1996/05/31      21057.58                    21451.71
  1996/06/30      21297.47                    21739.79
  1996/07/31      21356.60                    21799.28
  1996/08/31      21323.50                    21762.75
  1996/09/30      21656.34                    22142.00
  1996/10/31      22114.96                    22632.48
  1996/11/30      22510.03                    23020.14
  1996/12/31      22288.30                    22806.10
  1997/01/31      22345.96                    22875.94
  1997/02/28      22393.17                    22932.85
  1997/03/31      22134.57                    22678.72
  1997/04/30      22443.92                    23018.20
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Investment Grade Bond Fund on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $22,444 - a 124.44% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $23,018 - a 130.18% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED APRIL 30,

      1997   1996   1995   1994   1993

Dividend return               6.70%    6.77%   6.99%    6.92%    8.56%

Capital appreciation return   -0.28%   0.85%   -2.36%   -3.57%    7.07%

Total return                  6.42%    7.62%   4.63%    3.35%    15.63%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             3.73(cents)   22.53(cents)   46.04(cents)

Annualized dividend rate        6.51%         6.41%          6.52%

30-day annualized yield         6.34%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $6.97 over the past one month, $7.09 over the past six months, and $7.06 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A relatively favorable inflation
backdrop that steadied fears of
higher interest rates helped
spark an April rally that buoyed the
performance of the U.S. taxable
bond market for the 12 months
ended April 30, 1997. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable bond market -
returned 7.09% over that period.
For much of the year, bonds
were affected by increasing
expectations of economic growth
and inflation. While responding to
mixed economic statistics, the
bias of the market was toward
higher rates. With interest rates
finishing the period slightly
higher than where they began, the
performance of most bonds
consisted almost entirely of
income returns as opposed to
price gains or losses. In his
February testimony before
Congress, Federal Reserve Board
Chairman Alan Greenspan
indicated that the Fed was
inclined to raise the rate banks
charge each other for overnight
loans - known as the fed funds
target rate - to head off inflation
that might be caused by a tight
labor market. On March 25, the
Fed followed through by raising
the target rate by 0.25% to 5.50%.
However, this move had largely
been priced into the market.
When producer and consumer
price indexes continued to offer a
favorable inflation outlook in April,
a market rally in all debt market
sectors ensued, helping to ease
much of the bond market's
negative price performance
posted earlier in the period.
NOTE TO SHAREHOLDERS: Kevin Grant became Portfolio Manager of Fidelity Investment Grade Bond Fund on February 3, 1997.
Q. HOW DID THE FUND PERFORM OVER THE PAST YEAR, KEVIN?
A. For the 12 months that ended April 30, 1997, the fund had a total return of 6.42%. That lagged the 7.42% return of the corporate debt BBB funds average tracked by Lipper Analytical Services. For the same 12-month period, the Lehman Brothers Aggregate Bond Index posted a return of 7.09%.
Q. WHY DID THE FUND'S RETURN TRAIL THAT OF THE LIPPER AVERAGE?
A. The fund's duration - or sensitivity to interest rates - is maintained in line with the duration of the overall market as represented by the fund's benchmark index. Many of the funds that comprise the Lipper average tend to maintain longer durations - and, hence, more interest rate sensitivity - than the fund and the index. Therefore, when interest rates fell - and bond prices rose - during the last part of 1996, the funds with longer durations generally performed better than this fund.
Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND?
A. First off, I'd like to mention that the former manager, Michael Gray, and I worked very closely together for some time. As a result, the transition was quite smooth. I maintained a stake in corporate bonds, concentrating on those companies that I felt wouldn't be affected by shifts in the economy. In particular, I've been attracted to bonds issued by banks. Historically, bank earnings have been quite sensitive to interest rates. However, over the past several years, banks increased their fees, making them less sensitive to changes in interest rates and business based on loans. Bonds issued by energy companies proved to be positive performers for the fund, helped by an upward spike in energy prices in the winter. This rise in prices helped increase the companies' cash flow, which they used to pay down debt. In the corporate area overall, I've focused on shorter maturities in the two- to four-year range. These bonds offer a yield advantage over Treasuries, but are short enough in maturity that they shouldn't markedly underperform Treasuries if the market becomes nervous about credit risk.
Q. WERE THERE OTHER TYPES OF CORPORATE BONDS THAT INTERESTED YOU?
A. Yes. Bank bonds known as capital securities presented an opportunity during the period. Because of a change brought about by the Federal Reserve Board last fall, banks were given the ability to issue these long-term bonds for which the interest payments are tax-deductible to the banks. A new market was created, as banks sought to issue as many capital securities as possible before Congress had the chance to close this tax loophole. A flood of securities came to market very cheaply, so I added some to the fund. I also was attracted to put bonds, which are described at length in my additional comments at the end of this interview.
Q. WHAT ABOUT MORTGAGE-BACKED SECURITIES? WERE THEY ATTRACTIVE?
A. Late last year, the mortgage market started to get very expensive by historical standards. As a result, the fund's mortgage position was reduced. Mortgage-backed securities continued to be very rich - or expensive - through January and February, and I've maintained a smaller stake in them than the fund had six months ago.
Q. WHAT'S YOUR OUTLOOK?
A. I don't manage the fund based on any prediction about the economy or the bond market. Rather, I look for bonds and sectors of the bond market that offer good value relative to the overall bond market. Looking forward, I'll probably keep a reduced stake in mortgages because the sector is trading at such rich levels. Corporate bonds have cheapened a bit, making that sector somewhat attractive. While I won't be forecasting where the economy is going, I will be keeping an eye on the effect any slowdown in the economy might have on individual company performance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income,
by investing mainly in
investment-grade debt
securities
FUND NUMBER: 026
TRADING SYMBOL: FBNDX
START DATE: August 6, 1971
SIZE: as of April 30, 1997,
more than $1.4 billion
MANAGER: Kevin Grant, since
February 1997; also
manager of several Fidelity
and Spartan
investment-grade taxable
bond funds; joined Fidelity in
1993
(checkmark)
KEVIN GRANT ON PUT BONDS:
"Put bonds have proven to be
attractive investments for the
fund. These are corporate
issues that give the investor
the option to redeem the
security at some point prior to
its actual maturity. They are
attractive for their flexibility
and ability to provide positive
performance in a variety of
investing environments. For
example, let's say the fund
holds a position in a 10-year
corporate bond that is
`putable' in five years. If
interest rates are higher in five
years, we'll exercise the put,
redeem the bonds and
reinvest that money at the
higher rate. Conversely, if
rates are lower after five
years, we'll hang onto the
bonds. Then, instead of
having a bond that is
maturing, we'll have a security
offering an above-market rate
that has another five years to
maturity. In a fund like this
that invests in mortgage
securities, put bonds tend to
offset prepayment risk - the
risk that mortgage holders will
pay off their loans before
maturity to take advantage of
lower interest rates."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF APRIL 30, 1997
(MOODY'S RATINGS)   %    % OF FUND'S
                    O    INVESTMENTS
                    F    6 MONTHS AGO
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

Aaa                 5    71.6
                    2
                    .
                    9

Aa                  4    2.4
                    .
                    6

A                   1    9.4
                    3
                    .
                    2

Baa                 1    12.1
                    6
                    .
                    9

Ba                  5    1.9
                    .
                    7

Not Rated           0    0.0
                    .
                    4

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY. AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   8     8.3
        .
        4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   4     4.7
        .
        7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **

Corporate bonds 37.8%
U.S. government
and agency
obligations 48.8%
Foreign
government
obligations 3.1%
Short-term
investments 6.3%
Other 4.0%
Corporate bonds 23.4%
U.S. government
and agency
obligations 67.4%
Foreign
government
obligations 4.0%
Short-term
investments 2.6%
Other 2.6%
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 6.3
Row: 1, Col: 3, Value: 2.9
Row: 1, Col: 4, Value: 48.8
Row: 1, Col: 5, Value: 38.0
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 2.6
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 67.40000000000001
Row: 1, Col: 5, Value: 23.4

* FOREIGN
 INVESTMENTS 7.6%
** FOREIGN
 INVESTMENTS 7.0%
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 37.8%
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.3%
Praxair, Inc., 6.90%, 11/1/06  A3 $ 4,000 $ 3,910
DURABLES - 1.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Tennessee Gas Pipeline Co. 7%, 3/15/27  Baa3  3,500  3,449
CONSUMER ELECTRONICS - 0.3%
Black & Decker Corp. 7 1/2%, 4/1/03  Baa3  5,000  5,044
TEXTILES & APPAREL - 0.7%
Levi Strauss & Co. 7%, 11/1/06 (d)  Baa2  10,000  9,760
TOTAL DURABLES   18,253
ENERGY - 1.8%
ENERGY SERVICES - 0.8%
Petroliam Nasional BHD yankee (d):
6 7/8%, 7/1/03  A1  5,280  5,207
 7 1/8%, 10/18/06  A1  7,000  6,929
  12,136
OIL & GAS - 1.0%
Husky Oil Ltd. yankee 6 7/8%, 11/15/03  Baa3  2,680  2,614
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  2,950  3,139
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
7.628%, 9/15/06 (d)  A3  3,000  2,990
Texas Eastern Transmission Corp.:
11 3/8%, 11/15/00  Baa1  3,000  3,298
 10%, 8/15/01  Baa1  2,350  2,570
  14,611
TOTAL ENERGY   26,747
FINANCE - 20.0%
ASSET-BACKED SECURITIES - 1.1%
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  3,177  3,164
Green Tree Financial Corp. 6.10%, 4/15/27  Aaa  6,404  6,336
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  391  389
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Premier Auto Trust:
8.05%, 4/4/00  Aaa $ 2,990 $ 3,040
 6%, 5/6/00  Aaa  3,450  3,438
Standard Credit Card Master Trust I 7.65%,
2/15/00  A2  430  437
  16,804
BANKS - 9.3%
ABN Amro Bank NV 6 5/8%,
10/31/01  Aa3  7,000  6,908
Banc One Corp. 6.70%, 3/24/00  Aa3  8,300  8,298
BankBoston Capital Trust II 7 3/4%, 12/15/26  Baa1  7,170  6,756
BanPonce Corp.:
5 3/4%, 3/1/99  A3  2,520  2,473
 6.378%, 4/8/99  A3  2,880  2,852
BanPonce Trust I 8.327%, 2/1/27 (d)  Baa1  7,910  7,853
Capital One 6.42%, 11/12/99  Baa3  14,000  13,880
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  4,000  4,161
Citicorp 9%, 4/15/99  A2  2,000  2,085
Corporacion Andina de Fomento yankee
7.10%, 2/1/03  Baa2  3,000  2,956
Crestar Financial Corp. 8 3/4%, 11/15/04  Baa1  4,750  5,118
Export-Import Bank of Korea 6 3/8%, 2/15/06  A1  9,415  8,719
First Maryland Bancorp 8 3/8%, 5/15/02  Baa1  3,000  3,144
First Tennessee National Corp. 6 3/4%,
11/15/05  Baa1  1,650  1,577
First USA Bank 5 3/4%, 1/15/99  Baa3  4,000  3,936
Hartford National Corp. 9.85%, 6/1/99  A3  6,800  7,213
Kansallis-Osake-Pankki 10%, 5/1/02  A3  1,780  1,990
Korea Development Bank yankee:
6 1/2%, 11/15/02  A1  6,000  5,803
 6 3/4%, 12/1/05  A1  5,000  4,781
Midland American Capital Corp. gtd. 12 3/4%,
11/15/03  A1  920  1,001
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  4,500  4,575
NB Capital Trust IV 8 1/4%, 4/15/27  A1  5,000  5,033
Provident Bank 6 3/8%, 1/15/04  Baa2  3,100  2,941
Signet Bank 7.80%, 9/15/06  Baa1  4,000  4,068
Summit Bancorp. 8 5/8%, 12/10/02  BBB-  5,500  5,859
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Union Planters Corp. 6 3/4%, 11/1/05  Baa2 $ 3,000 $ 2,868
Union Planters National Bank 6.81%, 8/20/01  A3  4,000  3,980
Zions Bancorp. 8 5/8%, 10/15/02  Baa1  5,000  5,347
  136,175
CREDIT & OTHER FINANCE - 7.0%
AT&T Capital Corp.:
6.02%, 12/1/98  Baa3  8,000  7,935
 6.16%, 12/3/99  Baa3  3,000  2,952
Associates Corp. of North America 6 7/8%,
2/15/00  Aa3  15,000  15,073
BCH Cayman Islands Ltd. yankee 7.70%,
7/15/06  A3  1,900  1,917
Chase Capital I 7.67%, 12/1/26  A1  19,150  18,179
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  7,960  7,898
First Security Capital I 8.41%, 12/15/26  A3  1,900  1,913
Fleet Mortgage Group 6 1/2%, 9/15/99  A2  250  249
Ford Motor Credit Co. 8 3/8%, 1/15/23  A1  2,000  2,035
Ford Motor Credit:
5.73%, 2/23/00  A1  4,000  3,901
 6.05%, 12/27/00  A1  5,000  4,873
General Electric Capital Corp. 6.94%,
4/13/09 (c)  Aaa  7,250  7,294
General Motors Acceptance Corp.:
7 7/8%, 2/23/98  A3  9,000  9,108
 6.65%, 5/24/00  A3  10,350  10,311
KeyCorp Institutional Capital A
7.826%, 12/1/26  A1  4,500  4,316
Secured Finance, Inc. gtd. secured
9.05%, 12/15/04  Aaa  4,000  4,410
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  774  774
  103,138
INSURANCE - 1.2%
Executive Risk Capital Trust 8.675%, 2/1/27 (d) Baa3 10,500 10,367 Nationwide Mutual Insurance Co. 6 1/2%,
2/15/04 (d)  A1  1,500  1,433
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  5,500  5,430
  17,230
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
SAVINGS & LOANS - 1.4%
Ahmanson (H.F.) & Co. 7 7/8%, 9/1/04  Baa2 $ 2,600 $ 2,664
Great West Financial Trust II 8.206%, 2/1/27  Baa2  15,500  15,019
St. Paul Bancorp, Inc. 7 1/8%, 2/15/04  Ba2  2,200  2,145
  19,828
TOTAL FINANCE   293,175
HEALTH - 0.5%
MEDICAL FACILITIES MANAGEMENT - 0.5%
Columbia/HCA Healthcare Corp.:
6 1/2%, 3/15/99  A2  4,500  4,500
 6 7/8%, 7/15/01  A3  3,000  2,997
  7,497
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Caterpillar, Inc. 8%, 2/15/23  A2  500  515
POLLUTION CONTROL - 0.6%
WMX Technologies, Inc. 6 1/4%, 4/1/99  A2  8,100  8,049
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,564
MEDIA & LEISURE - 4.4%
BROADCASTING - 2.3%
TCI Communication, Inc. 7 1/4%, 6/15/99  Ba1  19,990  20,070
Tele-Communications, Inc. 7 3/8%, 2/15/00  Ba1  4,250  4,263
Time Warner, Inc.:
7.95%, 2/1/00  Ba1  7,000  7,170
 9 1/8%, 1/15/13  Ba1  2,000  2,148
  33,651
LEISURE DURABLES & TOYS - 0.3%
Mattel, Inc. 6 7/8%, 8/1/97  A3  5,000  5,014
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. 7%, 11/15/36  Baa2  2,250  2,151
Mirage Resorts, Inc. 7 1/4%, 10/15/06  Baa2  6,000  5,904
  8,055
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 1.1%
News America Holdings, Inc.:
gtd. 9 1/8%, 10/15/99  Baa3 $ 4,000 $ 4,211
 8 5/8%, 2/1/03  Baa3  3,240  3,426
Time Warner Entertainment Co. LP 9 5/8%,
5/1/02  Baa3  8,000  8,795
  16,432
RESTAURANTS - 0.1%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,070  1,888
TOTAL MEDIA & LEISURE   65,040
NONDURABLES - 1.2%
FOODS - 0.7%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  7,685  7,640
Nabisco, Inc. 8%, 1/15/00  Baa2  2,100  2,157
  9,797
TOBACCO - 0.5%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  7,500  7,475
TOTAL NONDURABLES   17,272
RETAIL & WHOLESALE - 1.6%
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp. 6.40%, 2/15/03  Baa1  1,500  1,441
Penney (J.C.), Inc. 6.95%, 4/1/00  A2  5,600  5,621
  7,062
GROCERY STORES - 1.1%
American Stores Co.:
7.20%, 6/9/03  Baa3  5,000  4,949
 7 1/2%, 5/1/37  Baa2  8,000  8,040
Kroger Co. 8.15%, 7/15/06  Baa3  2,500  2,603
  15,592
TOTAL RETAIL & WHOLESALE   22,654
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
TECHNOLOGY - 1.9%
COMPUTERS & OFFICE EQUIPMENT - 1.2%
Comdisco, Inc.:
9 1/4%, 7/6/00  Baa2 $ 2,000 $ 2,133
 6 3/8%, 11/30/01  Baa1  16,000  15,544
  17,677
ELECTRONICS - 0.7%
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  10,830  10,858
TOTAL TECHNOLOGY   28,535
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.5%
Delta Air Lines, Inc. 9 7/8%, 5/15/00  Baa3  2,000  2,149
United Air Lines, Inc.:
Series A, 10.67%, 5/1/04  Baa3  3,000  3,468
 equipment trust certificates 9.76%, 5/13/06  Baa1  2,000  2,249
  7,866
UTILITIES - 3.8%
CELLULAR - 0.8%
360 Degrees Communications Co. 7 1/8%,
3/1/03  Ba1  11,530  11,331
ELECTRIC UTILITY - 0.2%
British Columbia Hydro & Power Authority yankee
12 1/2%, 1/15/14  Aa2  2,620  2,965
GAS - 0.9%
Mitchell Energy & Development Corp.:
8%, 7/15/99  Ba3  5,595  5,710
 9 1/4%, 1/15/02  Ba3  3,250  3,447
Transco Energy Co. 9 3/8%, 8/15/01  Baa2  2,000  2,165
Williams Holdings Delaware, Inc. 6 1/4%,
2/1/06  Baa2  2,850  2,653
  13,975
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 1.9%
MFS Communications, Inc. (b):
0%, 1/15/04  Ba3 $ 3,520 $ 3,186
 0%, 1/15/06  Ba3  12,000  9,060
WorldCom, Inc. 7 3/4%, 4/1/07  Ba1  15,500  15,426
  27,672
TOTAL UTILITIES   55,943
TOTAL NONCONVERTIBLE BONDS
(Cost $557,104)   555,456
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 30.4%
U.S. TREASURY OBLIGATIONS - 24.9%
6 5/8%, 6/30/01  Aaa  146,110  146,499
11 7/8%, 11/15/03  Aaa  51,305  65,302
12 3/8%, 5/15/04  Aaa  21,513  28,290
12 3/4%, 11/15/10 (callable)  Aaa  12,460  17,171
12%, 8/15/13 (callable)  Aaa  1,600  2,230
9%, 11/15/18  Aaa  85,700  104,070
8 1/8%, 8/15/19  Aaa  2,010  2,249
7 1/4%, 2/ 15/23  Aaa  450  454
  366,265
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.5%
Federal Home Loan Bank:
7.18%, 4/21/04  Aaa  6,250  6,359
 7.36%, 7/1/04  Aaa  6,000  6,173
 7.46%, 9/9/04  Aaa  1,500  1,546
 7.87%, 10/20/04  Aaa  7,000  7,401
 8%, 1/26/05  Aaa  6,570  6,958
 7.59%, 3/10/05  Aaa  7,850  8,160
Federal Home Loan Mortgage Corporation
8.115%, 1/31/05  Aaa  2,100  2,241
Financing Corporation stripped principal
0%, 3/7/05  -  10,415  6,066
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa $ 416 $ 418
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
0%, 11/15/01  Aaa  1,910  1,420
 8%, 11/15/01  Aaa  3,000  3,146
 6 1/4%, 8/15/02  Aaa  3,588  3,513
 6 5/8%, 8/15/03  Aaa  9,530  9,454
 5 5/8%, 9/15/03  Aaa  8,820  8,301
 5.89%, 8/15/05  Aaa  6,750  6,299
U.S. Department of Housing and Urban
Development government guaranteed
participation certificates Series 1995-A,
8.24%, 8/1/04  Aaa  2,800  3,003
  80,458
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $447,469)   446,723
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 18.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
7%, 5/1/01 to 7/1/01  Aaa  2,914  2,923
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.7%
5 1/2%, 2/1/11 to 5/1/12  Aaa  24,593  22,947
6%, 5/1/01 to 5/1/26  Aaa  48,694  46,417
6 1/2%, 5/1/03 to 2/1/26  Aaa  42,807  40,784
7%, 7/1/25 to 5/1/26  Aaa  21,539  20,913
7 1/2%, 1/1/26 to 5/1/27  Aaa  23,154  22,982
8%, 10/1/23 to 5/1/27  Aaa  23,905  24,236
9 1/2%, 1/1/17 to 2/1/25  Aaa  7,966  8,597
12 1/2%, 7/1/11 to 7/1/15  Aaa  457  526
  187,402
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.5%
6%, 10/15/08 to 7/15/11  Aaa  37,619  36,028
7 1/2%, 7/15/25 to 5/15/26  Aaa  4,883  4,842
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
8%, 9/15/24 to 10/15/25  Aaa $ 1,906 $ 1,935
9%, 4/15/16 to 11/15/26  Aaa  30,938  32,603
10%, 11/15/09 to 9/15/25  Aaa  4,493  4,913
  80,321
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $271,631)   270,646
COMMERCIAL MORTGAGE SECURITIES - 3.1%
BKB Commercial Mortgage Trust Series 1997-C1
Class A-1, 6 7/8%, 2/25/43 (d)  AAA  16,547  16,687
CS First Boston Mortgage Securities Corp.
Series 1995-AEWI Class A-1, 6.665%,
11/25/27  AAA  829  827
Equitable Life Assurance Society of the
United States (The) (d):
 sequential pay Series 174
  Class A-1, 7.24%, 5/15/06   Aaa  6,000  6,075
  Series 174 Class B-1,
  7.33%, 5/15/06  Aa2  3,400  3,441
  Series 1996-1 Class C-1,
  7.52%, 5/15/06  A2  3,500  3,564
Oregon Commercial Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/23 (d)  AAA  1,737  1,737
Resolution Trust Corp. Series 1995-C1
Class A-4A, 6 1/4%, 2/25/27  Aaa  471  470
Structured Asset Securities Corp. sequential pay:
Series 1993-C1 Class A-1A, 6.60%, 10/25/24  AA+  193  193
 Series 1995-C4 Class A-1A, 6.90%, 6/25/26  AAA  1,778  1,775
 Series 1996 Class A-2A, 7 3/4%, 2/25/28  AAA  7,136  7,233
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (d)  Aaa  4,000  3,910
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $45,559)   45,912
FOREIGN GOVERNMENT OBLIGATIONS (E) - 3.1%
Alberta Province 9 1/4%, 4/1/00  Aa2  6,775  7,233
Export Development Corp. yankee 8 1/8%,
8/10/99  Aa2  2,150  2,221
Irish Republic yankee 7 7/8%, 12/1/01  Aa1  2,000  2,084
FOREIGN GOVERNMENT OBLIGATIONS (E) - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
Manitoba Province yankee 6 7/8%, 9/15/02  A1 $ 3,000 $ 2,996
Mexico Value recovery rights discount A  -  1  -
Newfoundland Province yankee:
9 7/8%, 6/1/20  Baa1  5,500  6,710
 10%, 12/1/20  Baa1  3,000  3,698
 8.65%, 10/22/22  Baa1  8,200  8,945
Ontario Province yankee:
7 3/4%, 6/4/02  Aa3  3,000  3,114
 15 1/4%, 8/31/12  Aa3  3,000  3,258
Quebec Province yankee 7.22%, 7/22/36 (c)  A2  5,000  5,135
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $45,417)   45,394
SUPRANATIONAL OBLIGATIONS - 0.9%
African Development Bank 7 3/4%, 12/15/01
(Cost $12,575)  Aa1  12,150  12,571
CASH EQUIVALENTS - 6.3%
  MATURITY
  AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 92,383  92,369
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,472,124)  $ 1,469,071
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $79,953,000 or 5.5% of net assets.
5. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 68.7% AAA, AA, A 66.1%
Baa 16.5% BBB  25.2%
Ba 5.7% BB  0.4%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.4%.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,473,448,000. Net unrealized depreciation aggregated $4,377,000, of which $11,103,000 related to appreciated investment securities and $15,480,000 related to depreciated investment securities.
At April 30, 1997, the fund had a capital loss carryforward of approximately $25,435,000 of which $14,238,000 and $11,197,000 will expire on April 30, 2004 and 2005, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 1998 approximately $4,350,000 of losses recognized during the period November 1, 1996 to April 30, 1997.
At April 30, 1998, the fund was required to defer approximately $181,000 of losses on futures contracts and options.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1997

ASSETS

Investment in securities, at value (including repurchase                    $ 1,469,071
agreements of $92,369) (cost $1,472,124) -
See accompanying schedule

Receivable for investments sold                                              3,609

Interest receivable                                                          25,569

 TOTAL ASSETS                                                                1,498,249

LIABILITIES

Payable for investments purchased                                $ 54,355

Payable for fund shares redeemed                                  407

Distributions payable                                             739

Accrued management fee                                            529

Other payables and accrued expenses                               452

 TOTAL LIABILITIES                                                           56,482

NET ASSETS                                                                  $ 1,441,767

Net Assets consist of:

Paid in capital                                                             $ 1,480,774

Distributions in excess of net investment income                             (4,894)

Accumulated undistributed net realized gain (loss)                           (31,110)
on investments

Net unrealized appreciation (depreciation) on                                (3,003)
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 205,289 shares outstanding                                  $ 1,441,767

NET ASSET VALUE, offering price and redemption price                         $7.02
per share ($1,441,767 (divided by) 205,289 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1997

INVESTMENT INCOME                                                    $ 27
Dividends

Interest                                                              103,208

 TOTAL INCOME                                                         103,235

EXPENSES

Management fee                                             $ 6,290

Transfer agent fees                                         3,814

Accounting fees and expenses                                397

Non-interested trustees' compensation                       20

Custodian fees and expenses                                 92

Registration fees                                           88

Audit                                                       61

Legal                                                       13

Miscellaneous                                               10

 Total expenses before reductions                           10,785

 Expense reductions                                         (106)     10,679

NET INVESTMENT INCOME                                                 92,556

REALIZED AND UNREALIZED GAIN (LOSS)                                   (15,555)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on               11,400
investment securities

NET GAIN (LOSS)                                                       (4,155)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 88,401
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED    YEAR ENDED
                                                         APRIL 30,     APRIL 30,
                                                         1997          1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 92,556      $ 80,114
Net investment income

 Net realized gain (loss)                                 (15,555)      19,264

 Change in net unrealized appreciation (depreciation)     11,400        (17,840)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          88,401        81,538
FROM OPERATIONS

Distributions to shareholders                             (92,525)      (79,551)
From net investment income

 In excess of net realized gain                           -             (4,766)

 TOTAL DISTRIBUTIONS                                      (92,525)      (84,317)

Share transactions                                        607,781       688,158
Net proceeds from sales of shares

 Reinvestment of distributions                            82,452        72,425

 Cost of shares redeemed                                  (601,991)     (487,256)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          88,242        273,327
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 84,118        270,548

NET ASSETS

 Beginning of period                                      1,357,649     1,087,101

 End of period (including distributions in excess        $ 1,441,767   $ 1,357,649
of net investment income of $4,894 and
$4,852, respectively)

OTHER INFORMATION
Shares

 Sold                                                     86,172        95,192

 Issued in reinvestment of distributions                  11,687        10,028

 Redeemed                                                 (85,325)      (67,570)

 Net increase (decrease)                                  12,534        37,650


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED APRIL 30,

                                  1997                    1996      1995      1994 B    1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 7.040                 $ 7.010   $ 7.300   $ 7.570   $ 7.070
of period

Income from Investment             .460 D                  .484      .464      .522      .570
Operations
Net investment income

 Net realized and unrealized       (.020)                  .047      (.147)    (.254)    .499
 gain (loss)

 Total from investment             .440                    .531      .317      .268      1.069
 operations



Less Distributions

 From net investment income        (.460)                  (.471)    (.487)    (.525)    (.569)

 In excess of net                  -                       -         -         (.013)    -
 investment income

 From net realized gain            -                       -         (.120)    -         -

 In excess of net realized         -                       (.030)    -         -         -
gain

 Total distributions               (.460)                  (.501)    (.607)    (.538)    (.569)

Net asset value, end of period    $ 7.020                 $ 7.040   $ 7.010   $ 7.300   $ 7.570

TOTAL RETURN A                     6.42%                   7.62%     4.63%     3.35%     15.63%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 1,442                 $ 1,358   $ 1,087   $ 943     $ 1,018
(in millions)

Ratio of expenses to average       .76%                    .77%      .75%      .74%      .68%
net assets

Ratio of expenses to average       .75%                    .76%      .75%      .74%      .68%
net assets after expense          C                       C
reductions

Ratio of net investment income     6.53%                   6.58%     7.00%     6.94%     7.74%
to average net assets

Portfolio turnover rate            120%                    134%      90%       61%       74%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, market discount, and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,696,200,000 and $1,641,693,000, respectively, of which U.S. government and government agency obligations aggregated $1,105,697,000 and $1,363,605,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .27% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $11,000 and $95,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Fidelity Investment Grade Bond Fund, including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the over all financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Fidelity Investment Grade Bond Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended , in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 6, 1997
DISTRIBUTIONS


A total of 42.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox  *
Phyllis Burke Davis  *
Robert M. Gates  *
Edward C. Johnson 3d
E. Bradley Jones  *
Donald J. Kirk  *
Peter S. Lynch
Marvin L. Mann  *
William O. McCoy  *
Gerald C. McDonough  *
Thomas R. Williams  *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

SHORT-TERM BOND
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    26   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                      PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS    YEARS

Fidelity Short-Term Bond                          5.86%    27.89%   92.51%

Lehman Brothers 1-3 Year                          6.16%    32.16%   103.20%
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average         5.80%    30.40%   92.09%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 96 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Fidelity Short-Term Bond                    5.86%    5.04%    6.77%

Lehman Brothers 1-3 Year                    6.16%    5.74%    7.35%
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average   5.80%    5.45%    6.73%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Short-Term Bond             LB 1-3 Year Govt/Corp
             00450                       LB013
  1987/04/30      10000.00                    10000.00
  1987/05/31      10011.66                    10015.63
  1987/06/30      10124.73                    10126.03
  1987/07/31      10145.10                    10181.90
  1987/08/31      10177.85                    10196.86
  1987/09/30      10114.43                    10161.94
  1987/10/31      10265.51                    10363.13
  1987/11/30      10330.13                    10432.30
  1987/12/31      10418.99                    10504.79
  1988/01/31      10573.16                    10663.08
  1988/02/29      10683.92                    10756.19
  1988/03/31      10683.69                    10780.13
  1988/04/30      10691.15                    10794.43
  1988/05/31      10666.38                    10790.10
  1988/06/30      10776.72                    10898.18
  1988/07/31      10785.71                    10905.83
  1988/08/31      10804.69                    10933.43
  1988/09/30      10905.20                    11060.12
  1988/10/31      11017.51                    11171.52
  1988/11/30      10979.85                    11144.92
  1988/12/31      11013.75                    11170.52
  1989/01/31      11108.71                    11260.31
  1989/02/28      11128.94                    11262.97
  1989/03/31      11162.86                    11308.53
  1989/04/30      11305.05                    11492.09
  1989/05/31      11476.94                    11655.36
  1989/06/30      11669.70                    11870.51
  1989/07/31      11816.01                    12047.42
  1989/08/31      11786.44                    11979.25
  1989/09/30      11835.23                    12049.75
  1989/10/31      12030.75                    12237.63
  1989/11/30      12112.95                    12347.03
  1989/12/31      12171.89                    12395.92
  1990/01/31      12148.38                    12408.89
  1990/02/28      12203.50                    12474.73
  1990/03/31      12248.84                    12514.30
  1990/04/30      12274.83                    12545.56
  1990/05/31      12480.13                    12739.43
  1990/06/30      12569.93                    12874.10
  1990/07/31      12715.70                    13030.06
  1990/08/31      12696.40                    13076.28
  1990/09/30      12718.34                    13174.38
  1990/10/31      12686.74                    13310.39
  1990/11/30      12753.03                    13440.41
  1990/12/31      12875.84                    13597.70
  1991/01/31      12858.04                    13720.74
  1991/02/28      13005.94                    13819.83
  1991/03/31      13259.40                    13920.26
  1991/04/30      13440.26                    14056.60
  1991/05/31      13577.33                    14144.39
  1991/06/30      13627.13                    14196.93
  1991/07/31      13735.65                    14321.63
  1991/08/31      13966.33                    14515.83
  1991/09/30      14110.76                    14672.12
  1991/10/31      14274.25                    14830.07
  1991/11/30      14421.95                    14980.05
  1991/12/31      14681.71                    15206.50
  1992/01/31      14741.97                    15190.88
  1992/02/29      14869.87                    15239.09
  1992/03/31      14971.86                    15235.77
  1992/04/30      15053.28                    15375.10
  1992/05/31      15198.24                    15519.09
  1992/06/30      15340.04                    15677.71
  1992/07/31      15521.77                    15861.60
  1992/08/31      15657.60                    15989.62
  1992/09/30      15786.98                    16140.93
  1992/10/31      15675.28                    16043.83
  1992/11/30      15660.45                    16021.22
  1992/12/31      15766.32                    16172.52
  1993/01/31      16026.24                    16345.11
  1993/02/28      16205.10                    16478.45
  1993/03/31      16305.45                    16531.99
  1993/04/30      16385.55                    16635.74
  1993/05/31      16413.68                    16597.83
  1993/06/30      16592.27                    16723.53
  1993/07/31      16688.31                    16761.77
  1993/08/31      16871.74                    16902.10
  1993/09/30      16934.19                    16956.64
  1993/10/31      17042.35                    16996.21
  1993/11/30      17076.64                    17001.20
  1993/12/31      17205.78                    17070.03
  1994/01/31      17317.87                    17178.77
  1994/02/28      17167.25                    17074.69
  1994/03/31      16840.21                    16986.90
  1994/04/30      16711.00                    16922.39
  1994/05/31      16803.41                    16945.33
  1994/06/30      16648.63                    16989.89
  1994/07/31      16773.93                    17144.52
  1994/08/31      16842.75                    17202.38
  1994/09/30      16870.10                    17164.14
  1994/10/31      16861.65                    17203.38
  1994/11/30      16887.63                    17131.22
  1994/12/31      16501.52                    17163.81
  1995/01/31      16627.50                    17399.57
  1995/02/28      16802.82                    17640.33
  1995/03/31      16909.75                    17740.42
  1995/04/30      17073.04                    17901.04
  1995/05/31      17377.29                    18210.96
  1995/06/30      17481.72                    18310.06
  1995/07/31      17530.66                    18383.21
  1995/08/31      17641.76                    18494.61
  1995/09/30      17732.64                    18586.06
  1995/10/31      17849.12                    18740.36
  1995/11/30      18003.35                    18901.64
  1995/12/31      18121.98                    19044.96
  1996/01/31      18260.94                    19207.90
  1996/02/29      18209.83                    19134.74
  1996/03/31      18168.53                    19120.78
  1996/04/30      18186.32                    19140.06
  1996/05/31      18224.37                    19184.29
  1996/06/30      18342.58                    19324.62
  1996/07/31      18420.67                    19399.77
  1996/08/31      18478.41                    19471.27
  1996/09/30      18640.52                    19649.51
  1996/10/31      18828.91                    19871.31
  1996/11/30      18971.62                    20020.28
  1996/12/31      18987.36                    20023.61
  1997/01/31      19066.76                    20120.38
  1997/02/28      19115.88                    20170.26
  1997/03/31      19085.81                    20154.63
  1997/04/30      19251.43                    20319.90
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Short-Term Bond Fund on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $19,251 - an 92.51% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $20,320 - a 103.20% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED APRIL 30,

      1997   1996   1995   1994   1993

Dividend return               6.55% A   6.52% A   6.13% A   6.51%    8.00%

Capital appreciation return   -0.69%    0.00%     -3.96%    -4.52%   0.85%

Total return                  5.86%     6.52%     2.17%     1.99%    8.85%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share A           4.49(cents)   27.37(cents)   55.65(cents)

Annualized dividend rate        6.33%         6.34%          6.40%

30-day annualized yield         6.09%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.63 over the past one month, $8.70 over the past six months, and $8.70 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID DURING 1997 OF APPROXIMATELY 0.5(CENTS) PER SHARE ARE EXPECTED TO BE A NON-TAXABLE RETURN OF CAPITAL. DIVIDENDS PAID DURING 1996 AND 1995 OF APPROXIMATELY 5.5(CENTS) PER SHARE AND 11.8(CENTS) PER SHARE, RESPECTIVELY, WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A relatively favorable inflation
backdrop that steadied fears of
higher interest rates helped
spark an April rally that buoyed the
performance of the U.S. taxable
bond market for the 12 months
ended April 30, 1997. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable bond market -
returned 7.09% over that period.
For much of the year, bonds
were affected by increasing
expectations of economic growth
and inflation. While responding to
mixed economic statistics, the
bias of the market was toward
higher rates. With interest rates
finishing the period slightly
higher than where they began, the
performance of most bonds
consisted almost entirely of
income returns as opposed to
price gains or losses. In his
February testimony before
Congress, Federal Reserve Board
Chairman Alan Greenspan
indicated that the Fed was
inclined to raise the rate banks
charge each other for overnight
loans - known as the fed funds
target rate - to head off inflation
that might be caused by a tight
labor market. On March 25, the
Fed followed through by raising
the target rate by 0.25% to 5.50%.
However, this move had largely
been priced into the market.
When producer and consumer
price indexes continued to offer a
favorable inflation outlook in April,
a market rally in all debt market
sectors ensued, helping to ease
much of the bond market's
negative price performance
posted earlier in the period.
NOTE TO SHAREHOLDERS: Andrew Dudley became Portfolio Manager of Fidelity Short-Term Bond Fund on February 3, 1997.
Q. HOW DID THE FUND PERFORM, ANDY?
A. For the 12 months that ended April 30, 1997, the fund had a return of 5.86%. The Lehman Brothers 1-3 Year Government/Corporate Bond Index had a return of 6.16% over the same period. The short investment grade debt funds average, as tracked by Lipper Analytical Services, had a 12-month return of 5.80% as of April 30, 1997.
Q. CAN YOU DISCUSS THE INVESTMENT CLIMATE OVER THE PAST YEAR?
A. The bond market saw several shifts in sentiment during the period, due mostly to uncertainty about the direction of the economy. In late March, the Federal Reserve Board raised interest rates by a quarter of a percentage point. This cooled the bond market down some, but as the period came to a close, the market was showing signs of rebounding. Fidelity's approach of de-emphasizing interest rate anticipation strategies is most effective in this type of changing environment.
Q. WHAT ARE SPREAD SECTORS AND HOW DID THEY CONTRIBUTE TO THE FUND'S
PERFORMANCE?
A. Spread sectors are segments of the fixed-income market that can offer attractive yield spreads, or yield advantages, over comparable Treasury securities. The spread sectors I monitor most closely include corporate bonds, mortgage-backed bonds and asset-backed bonds. Corporates continued to be the biggest position in the fund and performed well thanks to a beneficial economic climate of moderate growth and low inflation. Asset-backed bonds also performed well under these conditions. In the mortgage area, the fund's emphasis on commercial mortgage-backed securities and seasoned mortgage pass-throughs both worked out favorably. Commercial mortgages in particular have gained broader acceptance in the market place.
Q. WHAT SORT OF ALLOCATION STRATEGY DID YOU FOLLOW?
A. Corporate issues - not including asset-backed securities - accounted for approximately 45% of the fund at the end of the period, while asset-backed and mortgage securities made up around 18% and 10%, respectively. The remainder of the fund's investments were mostly in Treasuries and agencies. The fund's significant position in corporate bonds reflects the fact that economic fundamentals remained stable despite the potential for Fed-induced market volatility; I continued to find attractive opportunities amidst the market's turbulence. Unless we see a severe economic downturn, this allocation most likely will remain consistent for the foreseeable future.
Q. AT THE CLOSE OF THE PERIOD, 6.3% OF THE FUND'S INVESTMENTS WERE RATED BA BY MOODY'S. CAN YOU COMMENT ON THE FUND'S QUALITY DISTRIBUTION?
A. Those securities in the portfolio rated below investment-grade by Moody's have, at a minimum, a higher BBB investment-grade rating from at least one of the other three major rating agencies. We would agree with the higher-rated assessment. In terms of the fund's quality distribution, I have continued to maintain an overall emphasis on higher quality. Approximately two-thirds of the securities in the portfolio are rated A or better.
Q. THE FUND'S FOREIGN INVESTMENTS HAVE RISEN FROM 1% TO 4.8% IN THE LAST SIX MONTHS. CAN YOU DESCRIBE THE NATURE OF THESE INVESTMENTS?
A. These securities are better known as "yankee" and "Euro" bonds. They are dollar-denominated, so there is no direct currency risk, but they are backed by foreign issuers. Typically, these securities offer a yield advantage versus comparably rated domestic securities. I increased the exposure to this sector as its relative attractiveness improved. It's important to remember that foreign investments may entail greater risks than U.S.-based investments. However, these securities provide a very good way of diversifying the risk within the fund's corporate bond holdings.
Q. WHAT'S YOUR OUTLOOK?
A. The market may show its vulnerability in the near-term. While these difficulties could continue, depending largely on how aggressively the Fed chooses to set monetary policy, I'll continue to scour the spread sectors for opportunities. I think our research capabilities at Fidelity will allow us to continue to uncover some good buys.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income,
by investing mainly in
investment-grade debt
securities
FUND NUMBER: 026
TRADING SYMBOL: FBNDX
START DATE: August 6, 1971
SIZE: as of April 30, 1997,
more than $1.4 billion
MANAGER: Kevin Grant, since
February 1997; also
manager of several Fidelity
and Spartan
investment-grade taxable
bond funds; joined Fidelity in
1993
(checkmark)
KEVIN GRANT ON PUT BONDS:
"Put bonds have proven to be
attractive investments for the
fund. These are corporate
issues that give the investor
the option to redeem the
security at some point prior to
its actual maturity. They are
attractive for their flexibility
and ability to provide positive
performance in a variety of
investing environments. For
example, let's say the fund
holds a position in a 10-year
corporate bond that is
`putable' in five years. If
interest rates are higher in five
years, we'll exercise the put,
redeem the bonds and
reinvest that money at the
higher rate. Conversely, if
rates are lower after five
years, we'll hang onto the
bonds. Then, instead of
having a bond that is
maturing, we'll have a security
offering an above-market rate
that has another five years to
maturity. In a fund like this
that invests in mortgage
securities, put bonds tend to
offset prepayment risk - the
risk that mortgage holders will
pay off their loans before
maturity to take advantage of
lower interest rates."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF APRIL 30, 1997
(MOODY'S RATINGS)   %    % OF FUND'S
                    O    INVESTMENTS
                    F    6 MONTHS AGO
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

Aaa                 4    57.3
                    4
                    .
                    0

Aa                  5    2.4
                    .
                    3

A                   1    16.1
                    9
                    .
                    0

Baa                 2    16.9
                    1
                    .
                    5

Ba                  6    3.6
                    .
                    3

Not Rated           1    1.9
                    .
                    3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY. AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   2.1   2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   1.7   1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **

Corporate bonds 63.4%
U.S. government
and agency
obligations 21.5%
Mortgage-backed
securities 10.2%
Short-term
investments 2.6%
Other 2.3%
Corporate bonds 50.4%
U.S. government
and agency
obligations 36.5%
Mortgage-backed
securities 10.4%
Short-term
investments 1.8%
Other 0.9%
Row: 1, Col: 1, Value: 2.3
Row: 1, Col: 2, Value: 2.6
Row: 1, Col: 3, Value: 10.2
Row: 1, Col: 4, Value: 21.5
Row: 1, Col: 5, Value: 63.4
Row: 1, Col: 1, Value: 1.1
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 10.4
Row: 1, Col: 4, Value: 36.5
Row: 1, Col: 5, Value: 50.4

* FOREIGN
 INVESTMENTS 4.8%
** FOREIGN
 INVESTMENTS 1.0%
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 63.4%
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 1.0%
CHEMICALS & PLASTICS - 1.0%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 8,440 $ 8,960
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  2,990  3,248
ENERGY - 2.3%
OIL & GAS - 2.3%
Occidental Petroleum Corp.:
5.85%, 11/9/98  Baa3  2,800  2,771
 5.90%, 11/9/98  Baa3  2,310  2,287
 6.09%, 11/29/99  Baa3  1,570  1,541
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  1,900  2,022
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
7.628%, 9/15/06 (c)  A3  4,500  4,487
Tosco Corp. 7%, 7/15/00  Baa2  7,050  7,062
USX Corp.:
8 7/8%, 9/15/97  Baa3  1,000  1,010
 6 3/8%, 7/15/98  Baa3  490  489
  21,669
FINANCE - 38.6%
ASSET-BACKED SECURITIES - 18.1%
Boatmens Auto Trust 6.35%, 10/15/01  A2  1,375  1,369
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  1,777  1,779
Capital Equipment Receivables Trust
6.57%, 3/15/01  Aa3  2,230  2,217
Case Equipment Loan Trust:
6.15%, 9/15/02  Aaa  14,229  14,313
 6.45%, 9/15/02   A3  3,000  2,976
 5.85%, 2/15/03  A3  1,770  1,722
Caterpillar Financial Asset Trust 6.55%, 5/22/02  A3  1,280  1,276
Chase Manhattan Grantor Trust 5.90%,
11/15/01   Aaa  5,911  5,891
Chevy Chase Auto Receivables Trust 5.80%,
6/15/02   Aaa  3,769  3,747
Discover Card Master Trust I 6.90%, 2/16/00  A2  4,030  4,045
Discover Card Trust 7 1/2%, 6/16/00  A2  1,650  1,665
Fidelity Funding Auto Trust 6.99%, 11/15/02 (c)  Aaa  1,960  1,964
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  6,502  6,476
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
General Motors Acceptance Corp. Grantor Trust
1995-A, 7.15%, 3/15/00  Aaa $ 4,558 $ 4,594
Green Tree Financial Corp.:
5 1/2%, 1/31/00  Aaa  849  837
 5.80%, 2/15/27  Aaa  7,800  7,746
 6.10%, 4/15/27  Aaa  6,427  6,359
 6.45%, 5/15/27  Aaa  3,460  3,450
 6 1/2%, 6/15/27  Aaa  2,170  2,164
 6.65%, 7/15/27  Aaa  4,790  4,808
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  440  439
Norwest Automobile Trust 6.30%, 5/15/03  A2  3,375  3,329
Onyx Acceptance Grantor Trust 6.20%, 6/15/03  Aaa  6,151  6,121
Olympic Automobile Receivables Trust:
6.40%, 9/15/01  Aaa  3,800  3,796
 6 1/8%, 11/15/04  Aaa  3,000  3,015
Premier Auto Trust:
4.95%, 2/2/99  A2  134  133
 8.05%, 4/4/00  Aaa  13,930  14,163
 6%, 5/6/00  Aaa  2,900  2,889
 6.35%, 7/6/00  A3  4,610  4,577
Reliance Auto Receivables Corp., Inc. 6.10%,
7/15/02 (c)  Aaa  4,139  4,117
SCFC Recreational Vehicle Loan Trust 7 1/4%,
9/15/06  Aaa  385  385
Standard Credit Card Master Trust I:
7.65%, 2/15/00  A2  1,800  1,831
 6 3/4%, 6/7/00  Aaa  10,700  10,754
TMS Auto Grantor Trust 5.90%, 9/15/02  Aaa  1,367  1,360
Toyota Auto Receivables Grantor Trust 6.15%,
1/15/99  Baa2  845  842
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa2  610  611
 7.275%, 10/10/00  Baa2  629  633
 8.20%, 1/10/01  Baa2  615  621
WFS Financial Owner Trust:
6.05%, 6/1/00  Aaa  8,380  8,367
 7.05%, 11/20/03  Aaa  7,410  7,397
 6.90%, 12/20/03  Aaa  5,020  5,022
Western Financial Grantor Trust:
6.20%, 2/1/02  Aaa  2,132  2,120
 5 7/8%, 3/1/02  Aaa  4,833  4,846
  166,766
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - 9.6%
Banc One Corp. 6.70%, 3/24/00  Aa3 $ 3,700 $ 3,699
BankAmerica Corp. 6%, 7/15/97  A1  1,000  1,001
BanPonce Financial Corp.:
6.34%, 3/29/99  A3  80  79
 7.65%, 5/3/00  A3  2,790  2,818
 6.88%, 6/16/00  A3  1,450  1,447
BanPonce Corp.:
5 3/4%, 3/1/99  A3  2,190  2,149
 6.378%, 4/8/99  A3  2,580  2,555
 6.488%, 3/3/00  A3  2,300  2,275
Capital One Bank 6.66%, 8/17/98  Baa3  6,940  6,952
Capital One 6.42%, 11/12/99  Baa3  6,000  5,949
Chase Manhattan Corp.:
6 5/8%, 1/15/98  Aa3  1,000  1,003
 8%, 6/15/99  A1  1,000  1,027
Comerica, Inc. 9 3/4%, 5/1/99  A3  1,890  1,998
Corporacion Andina De Fomento yankee
7 3/8%, 7/21/00  Baa2  1,950  1,973
First Chicago Corp. 9 7/8%, 7/1/99  A2  1,000  1,065
First Fidelity Bancorp. 8 1/2%, 4/1/98  A2  2,200  2,239
First Interstate Bancorp 8 5/8%, 4/1/99  A2  1,000  1,036
First USA Bank:
6 1/8%, 10/30/97  Baa3  200  200
 8.20%, 2/15/98  Baa3  1,000  1,013
 6 1/4%, 10/9/98  Baa2  5,000  4,985
 5 3/4%, 1/15/99  Baa3  9,000  8,856
 6 1/2%, 12/23/99  Baa3  5,400  5,340
Kansallis-Osake-Pankki
yankee 9 3/4%, 12/15/98  A3  2,220  2,324
Key Bank NA 6%, 10/7/98  Aa3  3,250  3,239
KeyCorp 8.40%, 4/1/99  A2  2,500  2,576
Korea Development Bank yankee
6 1/4%, 5/1/00  A1  7,558  7,443
Mellon Financial Co. 6.30%, 6/1/00  A2  1,000  984
NationsBank Corp. 5 1/8%, 9/15/98  A1  1,000  983
Union Planters National Bank:
6.29%, 8/20/98  A3  5,350  5,337
 6.53%, 8/20/99  A3  5,820  5,813
  88,358
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 10.3%
AT&T Capital Corp.:
6.02%, 12/4/98  Baa3 $ 7,310 $ 7,250
 6.16%, 12/3/99  Baa3  5,690  5,598
Aristar, Inc. 7 1/2%, 7/1/99  Baa1  5,730  5,826
Associates Corp. of North America:
6 1/2%, 9/9/98  Aa3  10,050  10,065
 6 3/8%, 8/15/99  Aa3  3,300  3,278
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  2,000  1,983
Chrysler Financial Corp.:
6 1/2%, 5/27/97  A3  3,000  3,001
 8.42%, 2/1/99  A3  2,500  2,580
 6 3/8%, 1/28/00  A3  5,460  5,417
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (c)  Baa1  6,311  6,245
Finova Capital Corp. 6.14%, 11/2/98  Baa1  1,650  1,642
Ford Capital BV yankee 9 3/8%, 1/1/98  A1  150  153
General Motors Acceptance Corp.:
5 3/8%, 3/9/98  A3  12,810  12,716
 6.40%, 6/8/98  A3  1,000  1,002
 5.45%, 3/1/99  A3  8,070  7,904
 6 3/8%, 4/26/99  A3  1,600  1,594
Greyhound Financial Corp.:
6.94%, 1/28/98  Baa2  4,000  4,016
 6.95%, 1/28/98  Baa2  2,000  2,008
Household Finance Corp. 7.55%, 3/16/98  A2  560  565
MCN Investment Corp. 5.84%, 2/1/99  Baa2  3,640  3,598
North American Mortgage Co. 5.8%, 11/2/98  Baa2  2,250  2,230
Northwest Financial, Inc. 6%, 8/15/97  Aa3  1,100  1,101
Sears, Roebuck Acceptance Corp.
6.17%, 1/29/99  A2  5,000  4,973
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  856  854
  95,599
SAVINGS & LOANS - 0.6%
Golden West Financial Corp.
10 1/4%, 5/15/97  A3  5,350  5,355
TOTAL FINANCE   356,078
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
POLLUTION CONTROL - 0.5%
WMX Technologies, Inc. 6 1/4%, 10/15/00  A2 $ 4,435 $ 4,344
MEDIA & LEISURE - 5.1%
BROADCASTING - 3.4%
Tele-Communications, Inc. 7 3/8%, 2/15/00  Ba1  6,500  6,520
Time Warner, Inc.:
7.45%, 2/1/98  Ba1  5,115  5,143
 7.95%, 2/1/00  Ba1  19,475  19,949
  31,612
LEISURE DURABLES & TOYS - 1.7%
Mattel, Inc. 6 7/8%, 8/1/97  A3  15,150  15,192
TOTAL MEDIA & LEISURE   46,804
NONDURABLES - 3.2%
FOODS - 1.7%
Dole Food, Inc. 6 3/4%, 7/15/00  Baa3  5,010  4,983
Nabisco, Inc. 8%, 1/15/00  Baa2  10,365  10,648
  15,631
TOBACCO - 1.5%
Philip Morris Companies, Inc.:
7 3/8%, 2/15/99  A2  1,900  1,922
 7 1/8%, 12/1/99  A2  5,100  5,132
 7 1/4%, 9/15/01  A2  4,300  4,295
RJR Nabisco, Inc. 8%, 1/15/00  Baa3  2,987  3,023
  14,372
TOTAL NONDURABLES   30,003
RETAIL & WHOLESALE - 1.8%
GENERAL MERCHANDISE STORES - 0.8%
Dayton Hudson Corp. 10%, 12/1/00  Baa1  2,380  2,598
Penney (J.C.), Inc. 6.95%, 4/1/00  A2  3,400  3,413
Sears, Roebuck & Co. 5.83%, 7/27/98  A2  1,040  1,034
  7,045
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 1.0%
American Stores Co.:
8 1/4%, 4/21/98  Baa3 $ 4,700 $ 4,769
 8.44%, 4/24/98  Baa3  4,700  4,779
  9,548
TOTAL RETAIL & WHOLESALE   16,593
TECHNOLOGY - 3.4%
COMPUTERS & OFFICE EQUIPMENT - 3.4%
Comdisco, Inc.:
6.70%, 7/01/98  Baa1  3,400  3,415
 6.59%, 9/01/98  Baa1  2,740  2,746
 6.29%, 10/22/98  Baa1  2,710  2,705
 5 3/4%, 1/19/99  Baa2  1,090  1,076
 5.76%, 1/19/99  Baa2  4,000  3,949
 6.86%, 7/29/99  Baa1  8,210  8,223
 6.55%, 2/4/00  Baa1  9,400  9,349
  31,463
TRANSPORTATION - 2.0%
AMR Corp.:
7 3/4%, 12/1/97  Baa3  13,100  13,194
 9 1/2%, 7/15/98  Baa3  2,280  2,359
Delta Air Lines, Inc. 9 7/8%, 1/1/98  Baa3  3,050  3,121
  18,674
UTILITIES - 5.1%
CELLULAR - 0.6%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  6,140  6,033
ELECTRIC UTILITY - 1.6%
Indiana Michigan Power Co. 6.40%, 3/1/00  Baa1  5,500  5,419
Ohio Edison Co. 8 3/4%, 2/15/98  Baa2  2,820  2,872
United Illuminating Co. 7 3/8%, 1/15/98  Baa3  6,550  6,603
  14,894
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
UTILITIES - CONTINUED
GAS - 1.1%
Arkla, Inc. 8 7/8%, 7/15/99  Baa3 $ 2,500 $ 2,612
Florida Gas Transmission Co. 7 3/4%,
11/1/97 (c)  Baa2  3,570  3,596
Mitchell Energy & Development Corp.
8%, 7/15/99  Ba3  3,590  3,664
  9,872
TELEPHONE SERVICES - 1.8%
MFS Communications, Inc. (b):
0%, 1/15/04  Ba3  3,825  3,462
 0%, 1/15/06  Ba3  2,550  1,925
WorldCom, Inc. 7.55%, 4/1/04  Ba1  11,200  11,180
  16,567
TOTAL UTILITIES   47,366
TOTAL NONCONVERTIBLE BONDS
(Cost $588,220)   585,202
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 21.5%
U.S. TREASURY OBLIGATIONS - 18.7%
8 7/8%, 11/15/97  Aaa  1,692  1,719
5 7/8%, 4/30/98  Aaa  21,700  21,680
9%, 5/15/98  Aaa  12,930  13,316
9 1/4%, 8/15/98  Aaa  26,500  27,519
8 7/8%, 2/15/99  Aaa  24,350  25,423
8%, 8/15/99  Aaa  23,860  24,684
7 3/4%, 12/31/99  Aaa  44,076  45,508
6 7/8%, 3/31/00  Aaa  11,801  11,937
5 3/4% 10/31/00  Aaa  800  781
  172,567
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%
Federal National Mortgage Association
4.95%, 9/30/98  Aaa  9,250  9,094
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  451  454
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class T-3, 9 5/8%, 5/15/02  Aaa $ 1,370 $ 1,445
  Class 1-C, 9 1/4%, 11/15/01  Aaa  4,585  4,833
Israel Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  1,864  1,868
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,201  1,201
State of Israel (guaranteed by U.S. Government
through Agency for International Development)
7 3/4%, 11/15/99  Aaa  6,955  7,143
  26,038
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $201,626)   198,605
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.4%
7%, 5/1/01 to 8/1/01  Aaa  3,387  3,399
12%, 11/1/19  Aaa  425  481
  3,880
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
11 1/2% ,11/1/15  Aaa  1,432  1,610
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.6%
11%, 12/15/09 to 8/15/20  Aaa  7,903  8,794
11 1/2%, 4/15/13 to 8/15/13  Aaa  2,510  2,837
12%, 2/15/16  Aaa  2,618  3,011
  14,642
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $20,359)   20,132
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY - 0.4%
Federal National Mortgage Association:
planned amortization class Series 155-PC,
 5 1/4%, 3/25/13  Aaa $ 963 $ 957
 Series 1994-M3 Class A, 7.71%, 4/1/06  Aaa  2,532  2,561
  3,518
PRIVATE SPONSOR - 0.2%
GE Capital Mortgage Services, Inc. planned
amortization class Series 1994-2 Class A-4,
6%, 1/25/09  Aaa  2,320  2,267
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,808)   5,785
COMMERCIAL MORTGAGE SECURITIES - 7.4%
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (c)(d)  AA  5,426  5,438
Blackrock Capital Funding LLC Series 1996
Class C2, 7.5134%, 11/16/26 (c)(d)  AAA  982  992
CBM Funding Corp. sequential pay Series 1996-1:
Class A-1, 7.55%, 7/1/99  AA  435  440
 Class A-2, 6.88%, 7/1/02  AA  2,170  2,170
CS First Boston Mortgage Securities Corp.:
floater Series 1994-CFB1 Class A-1,
 5.9239%, 1/25/28 (d)  Aaa  1,884  1,883
 Series 1995-AEWI Class A-1,
 6.665%, 11/25/27  AAA  2,098  2,095
Equitable Life Assurance Society of the United States
floater Series 174 Class D-2, 6.7375%,
5/15/03 (d)(c)  Baa2  2,300  2,300
Federal Deposit Insurance Corp.:
Series 1994-C1 Class II-A2, 7.85%, 9/25/25  Aaa  3,669  3,709
 sequential pay Series 1996-C1 Class 1A,
 6 3/4%, 5/25/26  Aaa  7,803  7,772
Kidder Peabody Acceptance Corp. sequential pay
Series 1993-M1 Class A-2, 7.15%, 4/25/25  Aa2  2,400  2,402
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99  Baa  268  268
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6,
6.9525%, 7/4/03 (d)  -  2,808  2,834
Oregon Commercial Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/23 (c)  AAA  5,293  5,292
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
Resolution Trust Corp.:
floater:
 Series 1993-C2 Class A-2,
  6.62%, 3/25/25 (d)  AAA $ 4,372 $ 4,381
  Series 1994-C1 Class A-3,
  6.30%, 6/25/26 (d)  AAA  4,442  4,447
 Series 1995-C1 Class A-4A, 6 1/4%, 2/25/27  Aaa  879  878
 Series 1995-C2 Class A-1B, 6 1/4%, 5/25/27  Aaa  3,243  3,228
SC Finance Corp. floater 7.2375%, 8/1/04 (c)(d)  -  9,400  9,377
Structured Asset Securities Corp.:
sequential pay:
 Series 1993-C1 Class A-1A,
  6.60%, 10/25/24  AA+  683  681
  Series 1995-C4 Class A-1A,
  6.90%, 6/25/26  AAA  1,907  1,905
  Series 1996 Class A-1B, 5.751%, 2/25/28  AAA  468  466
  Series 1996 Class A-1C, 5.944%, 2/25/28  AAA  3,607  3,554
 Series 1996-C3 Class A,
 6 3/4%, 6/25/30 (c)  AAA  2,368  2,352
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $69,098)   68,864
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.2%
Israeli State euro 6 3/8%, 12/19/01  A3  4,500  4,365
Ontario Province yankee 15 1/4%, 8/31/12  Aa3  990  1,075
Slovenian Republic euro 7%, 8/6/01  A3  5,700  5,698
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $11,292)   11,138
CERTIFICATES OF DEPOSIT - 1.1%
Canadian Imperial Bank (New York Branch)
yankee 6.475%, 1/24/00
(Cost $9,813)  Aa3  9,800  9,737
CASH EQUIVALENTS - 2.6%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a
joint trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 23,691 $ 23,687
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $929,903)  $ 923,150
LEGEND
6. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
7. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
8. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $46,160,000 or 5.0% of net assets.
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
10. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 64.6% AAA, AA, A 61.4%
Baa 21.6% BBB  29.8%
Ba 6.3% BB  2.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 1.3%.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $930,311,000. Net unrealized depreciation aggregated $7,161,000, of which $1,381,000 related to appreciated investment securities and $8,542,000 related to depreciated investment securities.
At April 30, 1997, the fund had a capital loss carryforward of approximately $165,877,000 of which $7,352,000, $2,771,000, $2,248,000,
$18,091,000, $55,095,000 $74,079,000 and $6,241,000 will expire on April
30, 1998, 1999, 2000, 2002, 2003, 2004 and 2005, respectively. Of the loss carryforwards expiring in 2000, 2002, 2003, $2,248,000, $13,718,000 and
$15,805,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations (see Note 6 of Notes to Financial Statements).
The fund intends to elect to defer to its fiscal year ending April 30, 1998 approximately $5,631,000 of losses recognized during the period November 1, 1996 to April 30, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1997

ASSETS

Investment in securities, at value (including repurchase                     $ 923,150
agreements of $23,687) (cost $929,903) -
See accompanying schedule

Cash                                                                          45

Receivable for investments sold                                               6,358

Interest receivable                                                           12,616

Other receivables                                                             10

 TOTAL ASSETS                                                                 942,179

LIABILITIES

Payable for investments purchased                                 $ 17,686

Payable for fund shares redeemed                                   1,513

Distributions payable                                              493

Accrued management fee                                             339

Other payables and accrued expenses                                258

 TOTAL LIABILITIES                                                            20,289

NET ASSETS                                                                   $ 921,890

Net Assets consist of:

Paid in capital                                                              $ 1,105,353

Distributions in excess of net investment income                              (4,781)

Accumulated undistributed net realized gain (loss) on                         (171,929)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                 (6,753)
investments

NET ASSETS, for 106,491 shares outstanding                                   $ 921,890

NET ASSET VALUE, offering price and redemption price per                      $8.66
share ($921,890 (divided by) 106,491 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1997

INVESTMENT INCOME                                                 $ 70,130
Interest

EXPENSES

Management fee                                          $ 4,374

Transfer agent fees                                      2,108

Accounting fees and expenses                             309

Non-interested trustees' compensation                    26

Custodian fees and expenses                              39

Registration fees                                        43

Audit                                                    50

Legal                                                    2

 Total expenses before reductions                        6,951

 Expense reductions                                      (31)      6,920

NET INVESTMENT INCOME                                              63,210

REALIZED AND UNREALIZED GAIN (LOSS)                                (10,878)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation)               3,881
on investment securities

NET GAIN (LOSS)                                                    (6,997)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                   $ 56,213
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED    YEAR ENDED
                                                         APRIL 30,     APRIL 30,
                                                         1997          1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 63,210      $ 77,817
Net investment income

 Net realized gain (loss)                                 (10,878)      6,122

 Change in net unrealized appreciation (depreciation)     3,881         (4,599)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          56,213        79,340
FROM OPERATIONS

Distributions to shareholders                             (62,498)      (69,491)
From net investment income

 Return of capital (Note 1)                               (536)         (7,635)

 TOTAL DISTRIBUTIONS                                      (63,034)      (77,126)

Share transactions                                        305,603       352,679
Net proceeds from sales of shares

 Net asset value of shares issued in exchange for         86,310        -
 the net assets of Fidelity Short-Term World Bond
 Fund (Note 6)

 Reinvestment of distributions                            56,510        68,318

 Cost of shares redeemed                                  (568,209)     (678,234)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (119,786)     (257,237)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (126,607)     (255,023)

NET ASSETS

 Beginning of period                                      1,048,497     1,303,520

 End of period (including distributions in excess        $ 921,890     $ 1,048,497
of net investment income of $4,781 and
$6,111, respectively)

OTHER INFORMATION
Shares

 Sold                                                     35,124        39,939

 Issued in exchange for the shares of Fidelity            9,875         -
Short-Term
 World Bond Fund (Note 6)

 Issued in reinvestment of distributions                  6,498         7,738

 Redeemed                                                 (65,293)      (76,899)

 Net increase (decrease)                                  (13,796)      (29,222)


FINANCIAL HIGHLIGHTS
      YEARS ENDED APRIL 30,

      1997                    1996   1995   1994 D   1993


SELECTED PER-SHARE DATA

Net asset value, beginning           $ 8.720   $ 8.720     $ 9.080   $ 9.510   $ 9.430
of period

Income from Investment                .558 B    .579        .344      .588      .744
Operations
Net investment income

 Net realized and unrealized          (.061)    (.020) C    (.156)    (.392)    .063
 gain (loss)

 Total from investment operations     .497      .559        .188      .196      .807

Less Distributions

 From net investment income           (.552)    (.504)      (.430)    (.592)    (.727)

 In excess of net investment          -         -           -         (.034)    -
income

 Return of capital (Note 1)           (.005)    (.055)      (.118)    -         -

 Total distributions                  (.557)    (.559)      (.548)    (.626)    (.727)

Net asset value, end of period       $ 8.660   $ 8.720     $ 8.720   $ 9.080   $ 9.510

TOTAL RETURN A                        5.86%     6.52%       2.17%     1.99%     8.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 922     $ 1,048     $ 1,304   $ 1,962   $ 1,990
(in millions)

Ratio of expenses to average          .70%      .69%        .69%      .80%      .77%
net assets

Ratio of expenses to average net      .70%      .68%        .69%      .80%      .77%
assets after expense reductions                E

Ratio of net investment income to     6.41%     6.37%       6.37%     6.70%     7.68%
average net assets

Portfolio turnover rate               104%      151%        113%      73%       63%
                                     F


E THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
H EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
J THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997


6. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
For the periods ended April 30, 1997 and April 30, 1996, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. (The tax treatment of distributions for the 1997 calendar year will be reported to shareholders prior to February 1, 1998.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,005,653,000 and $1,203,215,000, respectively, of which U.S. government and government agency obligations aggregated $632,363,000 and $880,717,000, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is
 .30%. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
10. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $31,000, under this arrangement.
11. MERGER INFORMATION.
On October 31, 1996, the fund acquired all of the assets and assumed all of the liabilities of Fidelity Short-Term World Bond Fund. The acquisition, which was approved by the shareholders of Fidelity Short-Term World Bond Fund on October 11, 1996, was accomplished by an exchange of 9,875,000 shares of the fund for the 9,626,000 shares then outstanding (each valued at $8.97) of Fidelity Short-Term World Bond Fund. Based on the opinion of fund counsel, the reorganization qualifies as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Short-Term World Bond Fund's net assets, including $190,000 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $1,009,513,000.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Fidelity Short-Term Bond Fund, including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Fidelity Short-Term Bond Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 6, 1997
DISTRIBUTIONS


A total of 35.10% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research
 Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark)  Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

GOVERNMENT INCOME
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     16   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    20   Notes to the financial statements.

REPORT OF INDEPENDENT    23   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            24


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                   PAST 1   PAST 5   LIFE OF
                                               YEAR     YEARS    FUND

Spartan Government Income                      6.25%    35.41%   97.02%

Salomon Brothers Treasury/Agency Index         6.60%    41.91%   n/a

General U.S. Government Funds Average          5.79%    35.54%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years and since the fund started on December 20, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency Index - a market-capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 175 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Spartan Government Income                6.25%    6.25%    8.44%

Salomon Brothers Treasury/Agency Index   6.60%    7.25%    n/a

General U.S. Government Funds Average    5.79%    6.24%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Spartan Govern             Salomon Treasury/Agency
             00453                       SB022
    1988/12/31    10000.00                  10000.00
    1989/01/31    10175.40                  10134.27
    1989/02/28    10097.78                  10056.19
    1989/03/31    10104.09                  10115.66
    1989/04/30    10313.82                  10305.03
    1989/05/31    10606.35                  10567.01
    1989/06/30    10945.29                  10924.95
    1989/07/31    11196.70                  11152.26
    1989/08/31    10999.20                  10963.62
    1989/09/30    11064.30                  11013.97
    1989/10/31    11349.30                  11300.03
    1989/11/30    11477.32                  11406.57
    1989/12/31    11522.54                  11423.72
    1990/01/31    11374.73                  11266.46
    1990/02/28    11423.41                  11275.95
    1990/03/31    11432.64                  11287.26
    1990/04/30    11290.09                  11192.03
    1990/05/31    11644.08                  11492.68
    1990/06/30    11829.42                  11675.85
    1990/07/31    12017.08                  11830.92
    1990/08/31    11838.33                  11659.79
    1990/09/30    11934.42                  11782.76
    1990/10/31    12100.99                  11976.14
    1990/11/30    12373.83                  12233.01
    1990/12/31    12578.78                  12426.75
    1991/01/31    12724.51                  12558.47
    1991/02/28    12819.09                  12611.74
    1991/03/31    12879.73                  12680.70
    1991/04/30    13014.49                  12831.76
    1991/05/31    13078.93                  12876.64
    1991/06/30    13080.97                  12868.25
    1991/07/31    13251.79                  13030.61
    1991/08/31    13535.40                  13320.68
    1991/09/30    13808.89                  13608.93
    1991/10/31    13957.32                  13714.01
    1991/11/30    14056.63                  13856.68
    1991/12/31    14478.81                  14332.10
    1992/01/31    14300.45                  14110.26
    1992/02/29    14396.79                  14166.82
    1992/03/31    14350.80                  14081.44
    1992/04/30    14452.94                  14182.14
    1992/05/31    14693.76                  14428.80
    1992/06/30    14881.82                  14638.60
    1992/07/31    15120.94                  15001.64
    1992/08/31    15198.57                  15155.62
    1992/09/30    15326.07                  15365.05
    1992/10/31    15148.13                  15142.12
    1992/11/30    15271.79                  15114.39
    1992/12/31    15509.70                  15369.80
    1993/01/31    15678.96                  15714.60
    1993/02/28    15894.57                  16021.09
    1993/03/31    15936.89                  16064.14
    1993/04/30    16060.25                  16202.07
    1993/05/31    16126.36                  16177.62
    1993/06/30    16393.88                  16540.66
    1993/07/31    16488.97                  16642.46
    1993/08/31    16710.04                  17012.44
    1993/09/30    16688.57                  17087.61
    1993/10/31    16720.09                  17132.85
    1993/11/30    16522.81                  16944.58
    1993/12/31    16648.09                  17020.10
    1994/01/31    16896.96                  17253.99
    1994/02/28    16548.56                  16894.95
    1994/03/31    16104.37                  16501.62
    1994/04/30    15876.77                  16374.65
    1994/05/31    15892.09                  16358.96
    1994/06/30    15850.93                  16325.39
    1994/07/31    16166.65                  16610.36
    1994/08/31    16192.46                  16614.73
    1994/09/30    15955.78                  16381.95
    1994/10/31    15947.83                  16365.53
    1994/11/30    15923.85                  16329.40
    1994/12/31    16051.03                  16441.78
    1995/01/31    16365.74                  16763.97
    1995/02/28    16727.41                  17115.34
    1995/03/31    16810.12                  17217.13
    1995/04/30    17039.33                  17438.98
    1995/05/31    17682.39                  18154.12
    1995/06/30    17826.75                  18291.68
    1995/07/31    17766.76                  18228.19
    1995/08/31    17969.09                  18436.53
    1995/09/30    18151.91                  18602.91
    1995/10/31    18441.89                  18892.98
    1995/11/30    18694.17                  19198.74
    1995/12/31    18967.41                  19464.74
    1996/01/31    19066.72                  19588.06
    1996/02/29    18698.76                  19197.29
    1996/03/31    18551.13                  19028.35
    1996/04/30    18420.29                  18879.12
    1996/05/31    18400.33                  18874.74
    1996/06/30    18612.90                  19112.64
    1996/07/31    18662.12                  19155.33
    1996/08/31    18615.75                  19115.55
    1996/09/30    18922.61                  19433.36
    1996/10/31    19328.85                  19874.12
    1996/11/30    19659.33                  20205.42
    1996/12/31    19462.38                  20001.46
    1997/01/31    19473.93                  20034.66
    1997/02/28    19494.31                  20046.70
    1997/03/31    19311.92                  19851.50
    1997/04/30    19567.52                  20125.88
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on December 31, 1988, shortly after the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $19,568 - a 95.68% increase on the initial investment and includes the effect of the $5 account closeout fee. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,126 - a 101.26% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED APRIL 30,

      1997   1996   1995   1994   1993

Dividend return               6.75%    6.69%   7.82%    5.09%    6.81%

Capital appreciation return   -0.50%   1.41%   -0.51%   -6.24%    4.30%

Total return                  6.25%    8.10%   7.31%    -1.15%   11.11%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average-sized account. DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             5.44(cents)   32.77(cents)   66.50(cents)

Annualized dividend rate        6.64%         6.52%          6.58%

30-day annualized yield         6.36%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.97 over the past one month, $10.14 over the past six months, and $10.10 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 6.31%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A relatively favorable inflation
backdrop that steadied fears of
higher interest rates helped
spark an April rally that buoyed the
performance of the U.S. taxable
bond market for the 12 months
ended April 30, 1997. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable bond market -
returned 7.09% over that period.
For much of the year, bonds
were affected by increasing
expectations of economic growth
and inflation. While responding to
mixed economic statistics, the
bias of the market was toward
higher rates. With interest rates
finishing the period slightly
higher than where they began, the
performance of most bonds
consisted almost entirely of
income returns as opposed to
price gains or losses. In his
February testimony before
Congress, Federal Reserve Board
Chairman Alan Greenspan
indicated that the Fed was
inclined to raise the rate banks
charge each other for overnight
loans - known as the fed funds
target rate - to head off inflation
that might be caused by a tight
labor market. On March 25, the
Fed followed through by raising
the target rate by 0.25% to 5.50%.
However, this move had largely
been priced into the market.
When producer and consumer
price indexes continued to offer a
favorable inflation outlook in April,
a market rally in all debt market
sectors ensued, helping to ease
much of the bond market's
negative price performance
posted earlier in the period.
NOTE TO SHAREHOLDERS: Curt Hollingsworth became Portfolio Manager of Spartan Government Income Fund on February 3, 1997.
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period ending April 30, 1997, the fund had a total return of 6.25%. To get a sense of how the fund stacked up against peers, the general U.S. government funds average had a 12-month return of 5.79%, as tracked by Lipper Analytical Services. Additionally, the Salomon Brothers Treasury/Agency Index returned 6.60% over the same time frame.
Q. FOR THE FIRST TIME SINCE 1995, THE FEDERAL RESERVE BOARD RAISED SHORT-TERM INTEREST RATES IN LATE MARCH OF THIS YEAR. DID YOU ALTER YOUR STRATEGY IN RESPONSE TO RISING INTEREST RATES?
A. No, I didn't. The fund's duration - or interest rate sensitivity - remained neutral; that is, the fund wasn't structured in anticipation of interest rate moves. Instead, it was structured to match the interest rate sensitivity of the market for 1-30 year government securities, as reflected by the fund's index. I have found, regardless of conventional wisdom, that it's impossible to predict the direction of interest rates with any great consistency over a long period of time. That's why I don't try to "time the market" by structuring the portfolio based on my view about the future direction of interest rates. Instead, I work to add value by managing the fund's sector weights and by focusing on individual security selection.
Q. WHAT WAS THE FUND'S STRATEGY?
A. The fund was underweighted significantly in lower-yielding Treasuries and overweighted in higher-yielding agencies and mortgage-related securities relative to the index. The index is composed of 90% U.S. Treasuries, 10% federal agencies and no mortgage-backed securities. At the end of the period, Treasury securities accounted for 39.9% of the fund's investments, federal agency securities were 34.4% and mortgage-related securities were 21.7%.
Q. WHICH AGENCY SECURITIES WERE ATTRACTIVE?
A. We focused on agency bonds that are non-callable - meaning the issuer does not have the option of redeeming the bond prior to maturity. Thus, the fund won't be faced with having to invest cash if a bond is called in what may be an unfavorable interest rate environment. We also emphasized higher-quality agency securities, those directly or indirectly backed by the full faith and credit of the U.S. government. These high-quality securities offered higher yields than comparable Treasuries and, as such, helped the fund's performance.
Q. LET'S TURN TO MORTGAGE-BACKED SECURITIES. WHAT CHOICES DID YOU MAKE
THERE?
A. I focused on mortgage securities with coupons, or the interest rates the borrower promises to pay, that were either much higher or lower than current interest rates. Here's why: Mortgage-backed securities are subject to prepayment risk - or the risk that they will be paid off before maturity as mortgage holders refinance their debt. Both rising and falling interest rates typically set off changes in prepayment patterns, that can dramatically affect the prices of mortgage-backed securities. The bonds most vulnerable to prepayment activity are those that have coupons close to current market rates. I am very careful to select mortgage securities that I believe will allow the fund to closely track the benchmark.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. It's difficult to pinpoint any individual holdings as being detriments to the fund's performance. However, the fact that yield spreads - which measure the difference in yields between bonds of various credit quality - compressed made it difficult to find attractive additions for the fund. Yield spreads are near historically tight levels and, as a result, it was a frustrating period for finding higher-yield opportunities.
Q. WHAT'S YOUR OUTLOOK?
A. Looking ahead, investors will likely continue to scrutinize every new piece of economic data, looking for clues as to whether the Fed will move to change interest rates at its next meeting in July. In the meantime, contradictory economic data may mean more volatility for the fixed income markets. But regardless of the direction of interest rates, I'll try to buy bonds whose prices are lower than I believe they should be, and sell those that have exceeded their fair value. In addition, I will look for opportunities that may pop up due to price inefficiencies with the idea of exploiting the anomalies for the benefit of the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
by investing mainly in
securities of any maturity
issued or guaranteed by the
U.S. government and its
agencies
FUND NUMBER: 453
TRADING SYMBOL: SPGVX
START DATE: December 20, 1988
SIZE: as of April 30, 1997,
more than $257 million
MANAGER: Curt
Hollingsworth, since February
1997; manager, various
Fidelity and Spartan
government funds; joined
Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH ON SECURITY
SELECTION:
"While few investors welcome
volatility, it often creates
opportunities. As manager of a
government securities
mutual fund, my job is to buy
bonds that I think are cheap
and have the potential to rise in
value and to sell those
securities that I think have
reached their full value relative
to other bonds in the
marketplace. A moderate
amount of volatility can make
that task easier. Absent
volatility over much of 1996,
bonds were priced quite
efficiently. By that, I mean that
there were fewer opportunities
to find securities that I felt
were significantly underpriced
relative to their fair value. But
even a moderate amount of
volatility can create price
inefficiencies. While the
headlines may suggest
otherwise, I would not
necessarily characterize the
past six months as a very
volatile period for
fixed-income securities. Bond
yields and prices remained in
a relatively narrow range,
even though interest rates
reversed course."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF APRIL 30, 1997
            % OF FUND'S    % OF FUND'S INVESTMENTS
            INVESTMENTS    6 MONTHS AGO

Zero         6.3            0.2
Coupon
bonds

Under 5%     -              0.4

5 -          5.3            5.2
5.99%

6 - 6.99%    23.9           26.9

7 - 7.99%    12.5           12.7

8 - 8.99%    22.2           26.1

9 - 9.99%    17.0           19.7

10 -         1.1            1.2
10.99%

11 -         0.5            0.6
11.99%

12 -         4.9            5.9
12.99%

13% and      2.3            0.3
over

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    8.5    8.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    4.8    4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30,1997  AS OF OCTOBER 31, 1996
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 4.0
Row: 1, Col: 3, Value: 34.4
Row: 1, Col: 4, Value: 39.9
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 21.7
Mortgage-backed
securities 19.8%
U.S. Treasury
obligations 50.5%
U.S. government
agency obligations 28.9%
Short-term
investments 0.8%

Mortgage-backed
securities 21.7%
U.S. Treasury
obligations 39.9%
U.S. government
agency obligations 34.4%
Short-term
investments 4.0%

Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 28.0
Row: 1, Col: 4, Value: 51.0
Row: 1, Col: 5, Value: 19.0
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 74.3%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 39.9%
8 3/4%, 10/15/97 $ 7,250,000 $ 7,347,440
7 3/8%, 11/15/97  7,200,000  7,257,384
7 7/8%, 4/15/98  9,910,000  10,081,839
8 7/8%, 11/15/98  925,000  961,131
8%, 8/15/99  5,880,000  6,083,036
13 3/8%, 8/15/02  4,200,000  5,255,922
12%, 8/15/13 (callable)  8,000,000  11,147,520
9%, 11/15/18  20,590,000  25,003,878
8 7/8%, 2/15/19  3,000,000  3,603,270
8 1/8%, 8/15/19  24,850,000  27,804,914
  104,546,334
U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.4%
Federal Agricultural Mortgage Corporation
7.01%, 2/10/05  700,000  701,204
Federal Home Loan Bank:
6.37%, 6/30/03  310,000  302,734
 7.36%, 7/1/04  870,000  895,013
 7.38%, 8/5/04  1,360,000  1,396,543
 7.46%, 9/9/04  770,000  793,824
 8.09%, 12/28/04  260,000  277,592
 7.59%, 3/10/05  260,000  270,278
Federal Home Loan Mortgage Corporation
8%, 1/26/05  290,000  307,127
Government Loan Trusts (guaranteed by
U.S. Government through Agency for International
Development) 8 1/2%, 4/1/06  1,965,000  2,103,709
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  1,767,661  1,863,115
  Class 2-E, 9.40%, 5/15/02  988,328  1,043,664
  Class T-3, 9 5/8%, 5/15/02  2,692,724  2,841,470
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  201,333  190,889
  Series 1993-D, 5.23%, 5/15/05  358,085  338,782
  Series 1994-A, 7.12%, 4/15/06  1,934,096  1,951,019
  Series 1994-C, 6.61%, 9/15/99  87,496  88,061
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-B,
7 1/2%, 1/26/06 $ 274,874 $ 281,340
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994-1, 6.88%, 1/26/03  381,176  382,095
Knoxville Tennessee U.S. Government Guaranteed Notes,
Series 1990-A, 9.20%, 8/1/02  1,000,000  1,101,800
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificate (callable):
 Series 1994-195, 6.08%, 8/15/04  2,050,000  1,989,402
  Series 1996-A1, 6.726%, 9/15/10  2,000,000  1,955,980
Private Export Funding Corp. secured:
5.65%, 3/15/03  962,571  936,630
 6.86%, 4/30/04  10,877,000  10,883,744
Resolution Funding Corp. 8 7/8%, 7/15/20  1,000,000  1,188,120
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 6 1/8%, 8/15/99  13,000,000  12,909,260
  7 1/8%, 8/15/99  1,016,000  1,029,744
  6.05%, 8/15/00  3,900,000  3,834,558
  0%, 11/15/00  6,479,000  5,138,560
  8%, 11/15/01  6,190,000  6,490,710
  0%, 11/15/01  15,200,000  11,298,464
  6 1/4%, 8/15/02  1,487,000  1,455,731
  6 1/8%, 3/15/03  1,230,000  1,186,114
  6 5/8%, 8/15/03  2,010,000  1,993,960
  7 5/8%, 8/15/04  400,000  412,018
  5.89%, 8/15/05  7,295,000  6,807,227
U.S. Department of Housing and Urban Development
government guaranteed participation certificates
Series 1996-A, 6.98%, 8/1/05  2,335,000  2,330,540
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank)
6.69%, 1/15/09 (a)  1,370,000  1,347,888
  90,318,909
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $193,758,195)   194,865,243
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 11.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN CORPORATION - 2.5%
6 1/2%, 5/1/08 $ 869,072 $ 851,360
7 1/2%, 6/1/07  565,346  572,854
9%, 5/1/17 to 4/1/20  1,102,948  1,170,642
10%, 7/1/09 to 8/1/21  2,658,746  2,902,288
12 1/2%, 6/1/19  640,864  735,661
13%, 6/1/15  218,424  255,157
  6,487,962
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.4%
6.775%, 11/1/03  5,183,883  5,169,303
9%, 8/1/08 to 11/1/16  641,719  676,061
9 1/2%, 6/1/09 to 8/1/24  9,348,968  10,066,292
10 1/2%, 10/1/15 to 1/1/16  65,483  71,746
12%, 9/1/03 to 12/1/15  153,558  171,836
12 1/4%, 3/1/11 to 7/1/14  446,393  500,396
12 1/2%, 2/1/14  151,065  174,574
13%, 12/1/97 to 10/1/14  63,110  73,033
13 1/2%, 10/1/11   1,131  1,337
  16,904,578
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.5%
6.345%, 3/1/99  1,756,250  1,741,432
6 1/2%, 2/1/10 to 1/1/24  812,500  804,830
7%, 11/1/06  388,377  388,684
8 1/4%, 12/1/10  1,959,402  2,055,589
11%, 8/1/10  688,078  760,608
11 1/4%, 5/1/14  258,730  286,125
12 1/2%, 3/1/16  98,324  113,656
13%, 9/1/13  65,953  77,147
13 1/2%, 5/1/11 to 1/1/15  228,153  269,405
  6,497,476
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.4%
9 1/2%, 6/15/09 to 11/15/09  754,499  810,532
10%, 1/15/16  3,949  4,320
11%, 4/15/13 to 6/15/13  38,507  42,825
11 1/2%, 4/15/10 to 4/15/11  72,837  82,119
13 1/2%, 7/15/11  61,561  72,976
  1,012,772
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $30,392,522)   30,902,788
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.9%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY - 9.9%
Federal Home Loan Mortgage Corporation:
planned amortization class:
 Series 1511 Class D, 6%, 10/15/04 $ 3,970,000 $ 3,941,466
  Series 1515 Class D, 6%, 9/15/05  4,000,000  3,951,250
  Series 1727 Class D, 6 1/2%, 8/15/14  2,790,000  2,794,359
 sequential pay Series 1353 Class A, 5 1/2%, 11/15/04  100,004  98,785
Federal National Mortgage Association:
planned amortization class:
 Series 1993-134 Class GA, 6 1/2%, 2/25/07  2,870,000  2,819,887
  Series 1994-51 Class PD, 5 3/4%, 2/25/15  5,660,000  5,603,400
 sequential pay Series 1996-M5 Class A1,
 7.141%, 6/25/08  3,762,747  3,783,619
 Series 1994-M3 Class A, 7.71%, 4/1/06  2,887,043  2,919,522
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $25,489,532)   25,912,288
CASH EQUIVALENTS - 4.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 10,571,577  10,570,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $260,210,249)   $ 262,250,319
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,347,888 or 0.5% of net assets.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $260,210,249. Net unrealized appreciation aggregated $2,040,070, of which $3,779,934 related to appreciated investment securities and $1,739,864 related to depreciated investment securities.
At April 30, 1997, the fund had a capital loss carryforward of approximately $16,817,000 of which $1,059,000, $13,235,000, $1,392,000 and
$1,131,000 will expire on April 30, 2002, 2003, 2004, and 2005, respectively. All of the loss carryforward expiring in 2002, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations (see Note 6 of Notes to Financial Statements).
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997

ASSETS

Investment in securities, at value (including repurchase                  $ 262,250,319
agreements of $10,570,000) (cost $260,210,249) -
See accompanying schedule

Cash                                                                       131,066

Interest receivable                                                        3,579,982

 TOTAL ASSETS                                                              265,961,367

LIABILITIES

Payable for investments purchased                           $ 7,079,435

Payable for fund shares redeemed                             780,505

Distributions payable                                        195,039

Accrued management fee                                       116,155

Other payables and accrued expenses                          6,379

 TOTAL LIABILITIES                                                         8,177,513

NET ASSETS                                                                $ 257,783,854

Net Assets consist of:

Paid in capital                                                           $ 274,462,088

Distributions in excess of net investment income                           (866,823)

Accumulated undistributed net realized gain (loss)                         (17,851,481)
on investments

Net unrealized appreciation (depreciation) on                              2,040,070
investments

NET ASSETS, for 25,664,770 shares outstanding                             $ 257,783,854

NET ASSET VALUE, offering price and redemption price per                   $10.04
share ($257,783,854 (divided by) 25,664,770 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED APRIL 30, 1997

INVESTMENT INCOME                                                        $ 19,955,964
Interest

EXPENSES

Management fee                                             $ 1,789,386

Non-interested trustees' compensation                       7,345

 Total expenses before reductions                           1,796,731

 Expense reductions                                         (150,177)     1,646,554

NET INVESTMENT INCOME                                                     18,309,410

REALIZED AND UNREALIZED GAIN (LOSS)                                       (1,903,762)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   1,035,178
investment securities

NET GAIN (LOSS)                                                           (868,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 17,440,826
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED       YEAR ENDED
                                                            APRIL 30,        APRIL 30,
                                                            1997             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 18,309,410     $ 15,966,855
Net investment income

 Net realized gain (loss)                                    (1,903,762)      3,833,392

 Change in net unrealized appreciation (depreciation)        1,035,178        (590,018)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             17,440,826       19,210,229
FROM OPERATIONS

Distributions to shareholders from net investment income     (18,091,538)     (15,643,020)

Share transactions                                           65,372,173       50,371,073
Net proceeds from sales of shares

 Net asset value of shares issued in exchange for the net    65,555,014       -
 assets of Spartan Long-Term Government Bond Fund
 (Note 6)

 Reinvestment of distributions                               15,410,853       13,094,710

 Cost of shares redeemed                                     (121,500,247)    (73,335,315)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             24,837,793       (9,869,532)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    24,187,081       (6,302,323)

NET ASSETS

 Beginning of period                                         233,596,773      239,899,096

 End of period (including distributions in excess of        $ 257,783,854    $ 233,596,773
net investment income of $866,823 and
$1,074,981, respectively)

OTHER INFORMATION
Shares

 Sold                                                        6,470,482        4,847,455

 Issued in exchange for the shares of Spartan                6,542,417        -
Long-Term
 Government Bond Fund (Note 6)

 Issued in reinvestment of distributions                     1,524,936        1,265,525

 Redeemed                                                    (12,024,871)     (7,081,871)

 Net increase (decrease)                                     2,512,964        (968,891)


FINANCIAL HIGHLIGHTS

                                     YEARS ENDED APRIL 30,

                                     1997                    1996        1995        1994 E      1993

SELECTED PER-SHARE DATA

Net asset value, beginning           $ 10.090                $ 9.950     $ 10.000    $ 10.930    $ 10.900
of period

Income from Investment                .672 C                  .672        .640        .624        .784
Operations
Net investment income

 Net realized and unrealized          (.057)                  .132        .055        (.720)      .370
 gain (loss)

 Total from investment                .615                    .804        .695        (.096)      1.154
operations

Less Distributions

 From net investment income           (.665)                  (.664)      (.700)      (.574)      (.704)

 In excess of net                     -                       -           (.045)      -           -
 investment income

 From net realized gain               -                       -           -           (.100)      (.420)

 In excess of net realized gain       -                       -           -           (.160)      -

 Total distributions                  (.665)                  (.664)      (.745)      (.834)      (1.124)

Net asset value, end of period       $ 10.040                $ 10.090    $ 9.950     $ 10.000    $ 10.930

TOTAL RETURN A, B                     6.26%                   8.10%       7.32%       (1.14)      11.12%
                                                                                     %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 257,784               $ 233,597   $ 239,899   $ 286,654   $ 457,725
(000 omitted)

Ratio of expenses to average          .60%                    .65%        .65%        .65%        .65%
net assets                           G

Ratio of expenses to average net      .60%                    .62%        .65%        .65%        .65%
assets after expense                 F                       F
reductions

Ratio of net investment income to     6.65%                   6.55%       7.34%       6.79%       7.11%
average net assets

Portfolio turnover rate               135%                    114%        303%        354%        170%
                                     D


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
E EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $362,194,586 and $398,851,930, respectively, of which U.S. government and government agency obligations aggregated $362,194,586 and $398,546,452, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $7,495 for the period.
5. EXPENSE REDUCTIONS.
Effective June 1, 1996, FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of
5. EXPENSE REDUCTIONS -
CONTINUED
 .60% of average net assets. For the period, the reimbursement reduced the expenses by $147,798.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $2,379 under this these arrangements.
6. MERGER INFORMATION.
On May 31, 1996, the fund acquired all of the assets and assumed all of the liabilities of Spartan Long-Term Government Bond Fund. The acquisition, which was approved by the shareholders of Spartan Long-Term Government Bond Fund on May 7, 1996, was accomplished by an exchange of 6,542,416.558 shares of the fund for the 5,911,859.511 shares then outstanding (each valued at $11.09) of Spartan Long-Term Government Bond Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Long-Term Government Bond Fund's net assets, including $63,758 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $291,948,662.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Government Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Spartan Government Income Fund, including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Spartan Government Income Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 6, 1997
DISTRIBUTIONS


A total of 56.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
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251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
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San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
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1400 Civic Drive
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COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
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300 Atlantic Street
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West Hartford, CT
DELAWARE
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Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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2401 PGA Boulevard
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Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
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Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
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INDIANA
4729 East 82nd Street
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LOUISIANA
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MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
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MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
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44 Mall Road
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416 Belmont Street
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MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
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MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
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8885 Ladue Road
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200 North Broadway
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NEW JERSEY
150 Essex Street
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501 Route 17, South
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NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
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1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
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NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
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OHIO
600 Vine Street
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OREGON
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439 Fifth Avenue
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TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
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Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
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UTAH
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Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
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WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
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Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
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 (8 a.m. - 9 p.m.)
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 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN

HIGH INCOME
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     29   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    33   Notes to the financial statements.

REPORT OF INDEPENDENT    37   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            38


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, as part of its performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                  PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

Spartan High Income                           10.57%   87.88%   181.17%

Merrill Lynch High Yield Master Index         11.82%   71.94%   138.49%

High Current Yield Funds Average              11.26%   65.89%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 29, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 158 mutual funds. These benchmarks include reinvested dividends and capital gains.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997            PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Spartan High Income                     10.57%   13.44%   16.75%

Merrill Lynch High Yield Master Index   11.82%   11.45%   13.90%

High Current Yield Funds Average        11.26%   10.63%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Spartan High Income         ML High Yield Master
             00455                       ML002
  1990/08/29      10000.00                    10000.00
  1990/08/31      10064.99                     9977.19
  1990/09/30       9729.40                     9543.27
  1990/10/31       9550.63                     9300.42
  1990/11/30       9776.03                     9379.20
  1990/12/31       9943.86                     9514.35
  1991/01/31      10104.29                     9648.85
  1991/02/28      10720.43                    10365.01
  1991/03/31      11246.93                    10810.67
  1991/04/30      11533.41                    11195.65
  1991/05/31      11681.60                    11250.32
  1991/06/30      11977.15                    11476.64
  1991/07/31      12368.43                    11751.63
  1991/08/31      12468.01                    11998.63
  1991/09/30      12639.75                    12151.45
  1991/10/31      13107.55                    12512.54
  1991/11/30      13259.88                    12657.07
  1991/12/31      13358.94                    12804.11
  1992/01/31      13966.03                    13251.78
  1992/02/29      14480.19                    13580.89
  1992/03/31      14853.43                    13770.39
  1992/04/30      14965.58                    13870.61
  1992/05/31      15143.52                    14091.86
  1992/06/30      15367.69                    14266.95
  1992/07/31      15662.69                    14556.01
  1992/08/31      15936.82                    14748.72
  1992/09/30      16107.59                    14916.77
  1992/10/31      15875.43                    14728.37
  1992/11/30      16009.54                    14936.95
  1992/12/31      16231.34                    15129.28
  1993/01/31      16632.02                    15501.83
  1993/02/28      16980.76                    15795.25
  1993/03/31      17401.26                    16069.10
  1993/04/30      17503.26                    16184.44
  1993/05/31      17715.25                    16402.30
  1993/06/30      18326.62                    16710.46
  1993/07/31      18566.28                    16890.08
  1993/08/31      18721.76                    17051.09
  1993/09/30      18784.48                    17135.22
  1993/10/31      19196.15                    17458.00
  1993/11/30      19487.94                    17553.48
  1993/12/31      19780.16                    17729.01
  1994/01/31      20449.02                    18117.54
  1994/02/28      20445.44                    17987.24
  1994/03/31      19949.27                    17401.09
  1994/04/30      19726.67                    17197.75
  1994/05/31      19808.03                    17136.47
  1994/06/30      19804.44                    17199.55
  1994/07/31      19827.53                    17320.45
  1994/08/31      19829.75                    17440.76
  1994/09/30      19987.50                    17434.16
  1994/10/31      20100.14                    17478.46
  1994/11/30      20036.21                    17329.78
  1994/12/31      20414.43                    17522.55
  1995/01/31      20555.12                    17770.15
  1995/02/28      21041.83                    18324.59
  1995/03/31      21364.77                    18579.61
  1995/04/30      21911.37                    19014.63
  1995/05/31      22334.87                    19608.69
  1995/06/30      22626.41                    19758.46
  1995/07/31      23061.97                    19984.34
  1995/08/31      23348.25                    20105.63
  1995/09/30      23554.89                    20335.66
  1995/10/31      23902.63                    20479.81
  1995/11/30      23793.51                    20679.72
  1995/12/31      24197.51                    21011.67
  1996/01/31      24967.11                    21343.51
  1996/02/29      25192.88                    21375.65
  1996/03/31      25179.73                    21317.59
  1996/04/30      25429.54                    21327.25
  1996/05/31      25723.43                    21481.06
  1996/06/30      25702.18                    21610.10
  1996/07/31      25657.68                    21756.81
  1996/08/31      26078.96                    21981.49
  1996/09/30      26811.27                    22453.12
  1996/10/31      26972.74                    22699.19
  1996/11/30      27347.86                    23158.10
  1996/12/31      27624.63                    23336.30
  1997/01/31      27967.02                    23515.64
  1997/02/28      28531.85                    23845.52
  1997/03/31      27892.60                    23580.68
  1997/04/30      28118.21                    23849.06
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan High Income Fund on August 29, 1990, when the fund started. As the chart shows, by April 30, 1997, the value of your investment would have grown to $28,113 - a 181.13% increase on your initial investment and includes the effect of the $5 account closeout fee. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $23,849 - a 138.49% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED APRIL 30,

      1997   1996   1995   1994   1993

Dividend return               8.76%    10.66%   9.46%    8.94%    10.88%

Capital appreciation return    1.81%    5.39%    1.61%    3.75%    6.07%

Total return                  10.57%   16.05%   11.07%   12.69%   16.95%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average-sized account. DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             7.07(cents)   52.49(cents)   103.33(cents)

Annualized dividend rate        6.93%         8.41%          8.30%

30-day annualized yield         7.38%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.42 over the past one month, $12.59 over the past six months, and $12.45 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A healthy economy and a
continued positive supply and
demand backdrop helped propel
the high-yield market to strong
returns over the 12 months that
ended April 30, 1997. During that
period, the Merrill Lynch High
Yield Master Index posted a total
return of 11.82%. By comparison,
the Lehman Brothers Aggregate
Bond Index - a broad measure of
the performance of the U.S.
taxable bond market - had a total
return of 7.09%. The Standard &
Poor's 500 Index - a measure of
the performance of the U.S. stock
market - returned 25.13%. The
U.S. economy continued to
grow at a steady pace and
corporate earnings remained
strong. As a result, the default
rate continued at levels well below
historical norms, as fewer
companies failed to make timely
payments of interest and principal
on their high-yield debt. While new
issuance reached record levels
this year, demand was strong
enough to absorb the supply, as
investors continued to pour
money into high-yield funds due to
their attractive yields and
risk-adjusted returns for the past
five years. Except for some short
periods of uncertainty, the
interest rate environment also was
relatively favorable. In addition,
concerns that stocks were
becoming overvalued helped
develop the concept of high-yield
bonds as a defensive alternative
to equities.
An interview with Tom Soviero, Portfolio Manager of Spartan High Income
Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months ending April 30, 1997, the fund had a total return of 10.57%. For the same period, the high current yield funds average returned 11.26%, as tracked by Lipper Analytical Services. The Merrill Lynch High Yield Master Index returned 11.82% for the same 12-month period.
Q. HIGH-YIELD BONDS PERFORMED WELL IN THE FIRST HALF OF THE PERIOD. HOW DID THEY DO OVER THE MOST RECENT SIX MONTHS?
A. It was a fairly strong period for the high-yield market. One positive was that default rates - a measure of how many high-yield companies are unable or unwilling to pay back their debt - continued at levels well below historical norms. Second, many companies that have issued high-yield bonds continued to benefit from a healthy domestic economy. Third, the high-yield market saw a healthy amount of interest from individual and institutional investors. Finally, except for the month of March, the past six months were characterized by a relatively benign interest rate environment and an exceptionally strong stock market, both of which helped the high-yield bond market.
Q. WHAT ACCOUNTS FOR THE FUND'S PERFORMANCE?
A. Several of the fund's large holdings - including Revlon, Millicom, Allied Waste and Time Warner - performed well and helped the fund's performance. Revlon saw its zero coupon bonds get defeased - meaning their risk was greatly reduced because they were backed by Treasury bonds - as part of a large recapitalization plan. Millicom, an international cellular company, benefited from continued strong subscriber growth and a recent announcement that it would sell and spin-off certain assets. Allied Waste's common stock rose significantly in the past six months as investors became aware of the company's successful operating and marketing strategies in the solid waste industry. Finally, Time Warner's preferred stock rose due to strong operating results from its vast media operations.
Q. WHY DID THE FUND LAG ITS PEERS?
A. Stratosphere, Saks Holdings and Marvel didn't perform well, which was the primary reason why the fund modestly lagged its peers. The decline in the price of Stratosphere's bonds was a result of negative trends in its gaming operations. While plenty of people were visiting the company's much publicized "Tower" in Las Vegas, it turns out that they were not spending much money on gambling. As a result, cash flow from the property was disappointing. Marvel suffered from precipitous declines in its trading card and comic book operations. I sold both Stratosphere and Marvel at a loss. Additionally, convertible bonds in Saks Holdings, parent of Saks Fifth Avenue department stores, proved to be more volatile then expected due to weakness in the stock in the first quarter of 1997.
Q. WHERE DID YOU FIND ATTRACTIVE OPPORTUNITIES OVER THE PAST SIX MONTHS?
A. I bought bonds issued by McCaw International, a young mobile telecommunications company owned by Nextel Communications, because I believed that the company could benefit from continued strong demand for wireless phone service in developing countries. I also added to the funds stake in Cablevision Systems preferred stock, which I liked because the company is expected to embark on a debt reduction program after its recently announced acquisition of the 50% stake in Madison Square Garden the company had not owned already. I also added to the fund's stake in the supermarket and broadcasting industries. In the broadcasting industry, the largest holdings at the end of the period were Time Warner and Cablevision Systems, while in the supermarket sector, Pathmark, a supermarket chain in the Northeast that is undergoing a turnaround driven by new management, is a large holding.
Q. WHAT'S AHEAD FOR THE FUND?
A. The difference in yield, or what's known as the "spread," between high-yield bonds and Treasury securities is at historically tight levels. This has made it a bit more challenging to find value. However, thanks to recent growth, the high-yield market has approached $400 billion in size, which helps in my pursuit to find attractive investment opportunities. I plan to look for stable, high-quality companies within the high-yield market that want to either reduce debt or ramp up cash flow over the intermediate-term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: high current income
by investing mainly in
high-yielding debt securities
with an emphasis on
lower-quality securities
FUND NUMBER: 455
TRADING SYMBOL: SPHIX
START DATE: August 29, 1990
SIZE: as of April 30, 1997,
more than $1.8 billion
MANAGER: Tom Soviero,
since January 1996; also
manages institutional funds;
joined Fidelity in 1986
(checkmark)
TOM SOVIERO ON HIS CRITERIA FOR
CHOOSING INVESTMENTS FOR THE
FUND:
"My investment decisions are
based on fundamental credit
research using Fidelity's
in-house resources. Some of
the factors that I consider
when selecting investments
for the fund include: the
quality of management,
management's goals, track
record and strategy for paying
down debt; the competitive
position of the company within
its industry; pricing and
volume trends; the level and
trend of capital expenditures;
and the outlook for a
company's cash flow. It is
cash flow that enables a
company to service its debt
obligations. Based on my
assessment of these
fundamental factors, I try to
identify opportunities that I
think are attractively priced
and have the potential to rise
in value."
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF APRIL 30, 1997
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         IN THESE HOLDINGS
                                                         6 MONTHS AGO

Time Warner, Inc.                         3.2            2.0

Cablevision Systems Corp.                 3.1            2.9

US Air, Inc.                              3.0            3.4

Pathmark Stores, Inc.                     2.9            2.5

K-III Communications Corp.                2.0            1.3

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Media & Leisure      29.7           24.7

Retail & Wholesale   10.9           7.2

Utilities            10.0           10.0

Basic Industries     8.3            6.0

Finance              6.1            6.0

QUALITY DIVERSIFICATION AS OF APRIL 30, 1997
(MOODY'S RATINGS)   %    % OF FUND'S
                    O    INVESTMENTS
                    F    6 MONTHS AGO
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

Aaa, Aa, A          0    0.0
                    .
                    0

Baa                 0    0.1
                    .
                    5

Ba                  1    11.0
                    1
                    .
                    6

B                   4    51.8
                    2
                    .
                    3

Caa, Ca, C          1    6.6
                    0
                    .
                    2

Not Rated           4    2.9
                    .
                    9

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1997 AND OCTOBER 31, 1996 ACCOUNT FOR 4.9% AND 2.9%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31 1996 **

Nonconvertible
bonds  65.1%
Convertible bonds,
preferred stock 21.1%
Common stocks 8.1%
Short-term
Investments 4.9%
Other 0.8%
Nonconvertible
bonds  68.3%
Convertible bonds,
preferred stock 14.8%
Common stocks 7.2%
Short-term
Investments 9.3%
Other 0.4%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 4.9
Row: 1, Col: 3, Value: 8.1
Row: 1, Col: 4, Value: 21.1
Row: 1, Col: 5, Value: 63.0
Row: 1, Col: 1, Value: 1.4
Row: 1, Col: 2, Value: 9.300000000000001
Row: 1, Col: 3, Value: 7.2
Row: 1, Col: 4, Value: 14.8
Row: 1, Col: 5, Value: 67.3

* FOREIGN
 INVESTMENTS 12.1%
** FOREIGN
 INVESTMENTS 7.1%
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 68.7%
 MOODY'S RATINGS (C)  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 3.6%
AEROSPACE & DEFENSE - 0.0%
Rohr Industries, Inc. 7%, 10/1/12  B2 $ 690 $ 618
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
Huntingdon International Holdings PLC euro
7 1/2%, 9/25/06  -  2,600  2,171
HEALTH - 0.2%
DRUGS & PHARMACEUTICALS - 0.2%
IVAX Corp. 6 1/2%, 11/15/01 (f)  -  4,890  3,888
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.3%
International Cabletel, Inc.:
7%, 6/15/08  Caa  3,500  2,948
 7%, 6/15/08 (f)  Caa  2,890  2,457
  5,405
RETAIL & WHOLESALE - 2.4%
APPAREL STORES - 1.1%
Saks Holdings, Inc. 5 1/2%, 9/15/06  B2  26,900  21,552
GENERAL MERCHANDISE STORES - 0.4%
Michaels Stores, Inc. 6 3/4%, 1/15/03 (i)  B1  7,650  6,579
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Corporate Express, Inc. 4 1/2%, 7/1/00  B3  5,570  4,748
Sunglass Hut International, Inc. 5 1/4%,
6/15/03 (f)  B2  14,680  11,230
  15,978
TOTAL RETAIL & WHOLESALE   44,109
SERVICES - 0.6%
Protection One Alarm Monitoring, Inc.
6 3/4%, 9/15/03  Caa  8,410  7,821
Veterinary Centers of America, Inc.
5 1/4%, 5/1/06  -  6,490  4,219
  12,040
TOTAL CONVERTIBLE BONDS   68,231
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - 65.1%
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 0.8%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 1,810 $ 1,968
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  11,680  12,848
  14,816
DEFENSE ELECTRONICS - 0.2%
Tracor, Inc. 8 1/2%, 3/1/07 (f)  B1  3,900  3,842
SHIP BUILDING & REPAIR - 0.7%
Newport News Shipbuilding, Inc.:
8 5/8%, 12/1/06  Ba2  4,240  4,251
 9 1/4%, 12/1/06  B1  8,360  8,548
  12,799
TOTAL AEROSPACE & DEFENSE   31,457
BASIC INDUSTRIES - 7.9%
CHEMICALS & PLASTICS - 2.5%
Acetex Corp. yankee 9 3/4%, 10/1/03  B1  4,350  4,307
American Pacific Corp. 11%, 2/21/02  -  1,725  1,639
Foamex LP/Foamex Capital Corp.
11 7/8%, 10/1/04  B3  2,130  2,284
Ivex Holdings Corp. 0%, 3/15/05 (d)  Caa  16,770  13,081
Sterling Chemicals Holdings, Inc.:
11 3/4%, 8/15/06  B3  15,780  16,648
 11 1/4%, 4/1/07 (f)  B3  9,260  9,537
  47,496
IRON & STEEL - 0.8%
Altos Hornos de Mexico SA 11 7/8%,
4/30/04 (f)  -  10,000  10,125
Gulf States Steel, Inc. 13 1/2%, 4/15/03  B1  4,040  3,798
  13,923
PACKAGING & CONTAINERS - 0.1%
Gaylord Container Corp. 11 1/2%, 5/15/01  B3  1,300  1,359
PAPER & FOREST PRODUCTS - 4.5%
Container Corp. of America gtd.:
9 3/4%, 4/1/03  B1  7,380  7,629
 11 1/4%, 5/1/04  B1  8,180  8,753
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Doman Industries Ltd. yankee
8 3/4%, 3/15/04  Ba3 $ 3,280 $ 3,034
Repap Wisconsin, Inc. 9 7/8%, 5/1/06  Caa  3,630  3,449
Repap New Brusnwick, Inc. yankee:
9 7/8%, 7/15/00  B2  5,640  5,598
 10 5/8%, 4/15/05  Caa  31,730  29,906
SD Warren Co. 12%, 12/15/04  B1  16,290  17,916
Stone Container Corp. 11 7/8%, 8/1/16  B2  9,040  9,221
  85,506
TOTAL BASIC INDUSTRIES   148,284
CONSTRUCTION & REAL ESTATE - 0.8%
CONSTRUCTION - 0.3%
Greystone Homes, Inc. 10 3/4%, 3/1/04  Ba3  4,560  4,703
REAL ESTATE - 0.5%
Museum Towers LLC 15%, 11/7/01 (e)  -  10,000  10,000
TOTAL construction & real estate   14,703
DURABLES - 2.1%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Aftermarket Technology Corp. 12%, 8/1/04  B3  725  796
Delco Remy International, Inc.
10 5/8%, 8/1/06 (f)  B2  6,840  7,148
Federal Mogul Corp. 8.80%, 4/15/07  Ba2  9,440  9,499
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  750  761
  18,204
HOME FURNISHINGS - 0.8%
Interlake Corp. 12 1/8%, 3/1/02  B3  14,470  15,193
TEXTILES & APPAREL - 0.3%
Hat Brands, Inc. (b):
Series B, 12 5/8%, 9/15/02  -  3,470  1,909
 Series D, 12 5/8%, 9/15/02  -  3,000  1,650
Pillowtex Corp. 10%, 11/15/06 (f)  B2  1,970  2,034
Synthetic Industries, Inc. 9 1/4%, 2/15/07 (f)  B2  1,030  1,035
  6,628
TOTAL DURABLES   40,025
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 3.8%
ENERGY SERVICES - 1.3%
Dawson Production Services, Inc.
9 3/8%, 2/1/07  B1 $ 1,110 $ 1,091
Falcon Drilling, Inc.:
9 3/4%, 1/15/01  Ba3  10,220  10,450
 8 7/8%, 3/15/03  B1  3,000  2,954
 12 1/2% 3/15/05  B3  8,900  9,746
  24,241
OIL & GAS - 2.5%
Clark R&M Holdings, Inc. 0%, 2/15/00  B2  17,430  12,724
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  6,700  6,935
Forcenergy, Inc.:
9 1/2%, 11/1/06  B2  7,190  7,260
 8 1/2%, 2/15/07 (f)  B2  8,980  8,531
HS Resources, Inc.:
9 7/8%, 12/1/03  B2  1,300  1,307
 9 1/4%, 11/15/06 (f)  B2  3,650  3,550
Mesa Operating Co. 0%, 7/1/06 (d)  B2  9,080  6,538
  46,845
TOTAL ENERGY   71,086
FINANCE - 3.0%
ASSET-BACKED SECURITIES - 0.9%
Airplanes Pass Through Trust
10 7/8%, 3/15/19  Ba2  15,040  16,657
BANKS - 0.3%
ML Capital Trust I 9 7/8%, 3/1/27 (f)  -  5,000  4,888
CREDIT & OTHER FINANCE - 0.2%
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  4,550  4,510
INSURANCE - 0.1%
Reliance Financial Services 10.36%, 12/1/00  BBB  1,225  1,220
SAVINGS & LOANS - 1.5%
Bank UTD Corp. 8 7/8%, 5/1/07  Ba3  8,710  8,688
First Nationwide Holdings, Inc.
12 1/4%, 5/15/01  Ba2  17,310  19,084
  27,772
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (f)  - $ 519 $ 571
TOTAL FINANCE   55,618
HEALTH - 1.4%
MEDICAL FACILITIES MANAGEMENT - 1.4%
Beverly Enterprises, Inc. 9%, 2/15/06  B1  13,150  13,051
Quest Diagnostics, Inc. 10 3/4%, 12/15/06  B2  1,310  1,379
Unilab Corp. 11%, 4/1/06  Caa  14,245  10,969
  25,399
HOLDING COMPANIES - 0.2%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  4,360  4,556
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.1%
L-3 Communications Corp. 10 3/8%,
5/1/07 (f)  B2  2,090  2,153
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Goss Graphic System, Inc. 12%, 10/15/06  B2  5,670  6,024
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,177
MEDIA & LEISURE - 16.3%
BROADCASTING - 10.7%
Adelphia Communcations Corp. 9 7/8%,
3/1/07 (f)  -  21,170  20,006
Bell Cablemedia PLC yankee 0%,
9/15/05 (d)  B2  5,380  4,425
Comcast UK Cable Partners Ltd. 0%, 11/15/07  B2  12,110  8,416
Diamond Cable Communications PLC yankee (d):
0%, 9/30/04  B3  6,630  5,453
 0%, 12/15/05  B3  35,875  24,799
 0%, 2/15/07 (f)  -  5,200  3,094
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Granite Broadcasting Corp.:
10 3/8%, 5/15/05  B3 $ 8,850 $ 8,916
 9 3/8%, 12/1/05  B3  2,650  2,524
International Cabletel, Inc. 0%, 2/1/06 (d)  B3  34,230  22,335
Innova S De R.L. 12 7/8%, 4/1/07 (f)  B-  17,260  17,001
Paxson Communications Corp.
11 5/8%, 10/1/02  B3  20,420  21,441
Rogers Cablesystems yankee 10%, 3/15/05  Ba3  5,100  5,317
SCI Television, Inc. secured 11%, 6/30/05  Ba1  30,246  31,947
Telemundo Group, Inc. 7%, 2/15/06 (i)  B1  13,485  12,592
Telewest PLC:
0%, 10/1/07 (d)  B1  15,300  10,347
 yankee 9 5/8%, 10/1/06  B1  2,590  2,552
Videotron Holdings PLC yankee 0%,
8/15/05 (d)  B3  1,340  1,085
  202,250
ENTERTAINMENT - 0.7%
All American Communications, Inc.
10 7/8%, 10/15/01  B3  2,260  2,271
Alliance Gaming Corp. 12 7/8%, 6/30/03  B2  3,570  3,856
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2  7,060  6,989
  13,116
LODGING & GAMING - 3.4%
Courtyard by Marriott II LP/Courtyard II
Finance Co., Series B, 10 3/4%, 2/1/08  B-  460  481
Griffin Gaming & Entertainment, Inc. secured
8.21%, 6/30/00 (g)  B3  11,473  10,992
HMH Properties, Inc. 9 1/2%, 5/15/05  Ba3  5,860  5,985
Harrah's Jazz Co. 14 1/4%, 11/15/01 (b)  Caa  16,960  7,293
KSL Recreation Group, Inc. 10 1/4%,
5/1/07 (f)  B3  2,100  2,121
Prime Hospitality Corp. 9 3/4%, 4/1/07 (f)  B1  13,290  13,622
Red Roof Inns, Inc. 9 5/8%, 12/15/03  B2  8,040  8,221
Sun International Hotels Ltd. 9%, 3/15/07 (f)  Ba3  10,780  10,672
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  3,460  3,736
  63,123
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.9%
Hollinger International Publishing, Inc.:
9 1/4%, 2/1/06  B1 $ 860 $ 849
 9 1/4%, 3/15/07  B1  440  435
K-III Communications Corp.:
10 1/4%, 6/1/04  Ba3  5,030  5,269
 8 1/2%, 2/1/06  Ba3  3,650  3,582
News America Holdings, Inc.
7.70%, 10/30/25  Baa  8,300  7,613
  17,748
RESTAURANTS - 0.6%
Host Marriott Travel Plazas, Inc.
9 1/2%, 5/15/05  B1  11,010  11,230
TOTAL MEDIA & LEISURE   307,467
NONDURABLES - 0.2%
FOODS - 0.2%
Del Monte Corp. 12 1/4%, 4/15/07 (f)  Caa  3,940  4,058
RETAIL & WHOLESALE - 8.1%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(f)  -  3,081  123
GENERAL MERCHANDISE STORES - 2.0%
K mart Corp.:
12 1/2%, 3/1/05  Ba3  7,830  9,269
 7.95%, 2/1/23  Ba3  8,910  7,529
Parisian, Inc. 9 7/8%, 7/15/03  B1  20,687  21,359
  38,157
GROCERY STORES - 6.1%
Fage Dairy Industries SA yankee
9%, 2/1/07 (callable) (f)  B1  3,880  3,570
Pathmark Stores, Inc.:
12 5/8%, 6/15/02  Caa  5,000  5,063
 9 5/8%, 5/1/03  B3  17,760  16,517
 0%, 11/1/03 (d)  Caa  54,666  33,620
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Penn Traffic Co.:
10 1/4%, 2/15/02  B3 $ 18,230 $ 15,587
 8 5/8%, 12/15/03  B3  6,855  5,553
 10 3/8%, 10/1/04  B3  9,422  7,962
 11 1/2%, 4/15/06  B3  6,550  5,696
Pueblo Xtra International, Inc.:
9 1/2%, 8/1/03  B3  10,630  9,846
 9 1/2%, 8/1/03 (f)  B3  1,810  1,665
Star Markets, Inc. 13%, 11/1/04  B3  8,920  9,857
  114,936
TOTAL RETAIL & WHOLESALE   153,216
SERVICES - 1.9%
PRINTING - 0.8%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  15,620  15,854
SERVICES - 1.1%
Borg Warner Security Corp. 9 1/8%, 5/1/03  B3  11,750  11,633
Orion Network System, Inc. 0%,
1/15/07 unit (d)  B2  17,090  8,758
  20,391
TOTAL SERVICES   36,245
TECHNOLOGY - 5.9%
COMMUNICATIONS EQUIPMENT - 2.8%
Echostar Satellite Broadcasting Corp. 0%,
3/15/04 (d)  Caa  24,250  17,218
Echostar Communications Corp. 0%, 6/1/04 (d)  B2  37,808  31,002
Hyperion Telecommunications, Inc., Series B,
0%, 4/15/03 (d)  -  8,000  4,060
  52,280
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 0.5%
Anacomp, Inc. 10 7/8%, 4/1/04 (f)  Caa $ 4,800 $ 4,704
Interact Systems, Inc. 0%, 8/1/03 (d)  -  11,220  5,610
  10,314
COMPUTERS & OFFICE EQUIPMENT - 1.7%
Bell & Howell Co. 0%, 3/1/05 (d)  B3  7,810  6,170
Unisys Corp.:
10 5/8%, 10/1/99  B1  3,950  4,088
 12%, 4/15/03  B1  10,800  11,394
 11 3/4%, 10/15/04  B1  9,920  10,441
  32,093
ELECTRONICS - 0.9%
Advanced Micro Devices, Inc. 11%, 8/1/03  Ba1  7,440  8,128
Fairchild Semiconductor Corp.:
10 1/8%, 3/15/07 (f)  B2  3,980  4,030
 11.74%, 3/15/08 pay-in-kind (e)  -  5,090  4,451
  16,609
TOTAL TECHNOLOGY   111,296
TRANSPORTATION - 3.5%
AIR TRANSPORTATION - 3.5%
Continental Airlines, Inc. 10.22%, 7/1/00  B2  9,454  9,454
US Air Inc.:
pass through trust 8 5/8%, 9/1/98  B1  6,445  6,509
 10.35%, 1/1/98  B1  489  493
 9 5/8%, 2/1/01  B3  18,510  18,695
 10%, 7/1/03  B3  20,430  20,636
 pass through trust 9 5/8%, 9/1/03  B1  5,090  5,217
 pass through trust 10 3/8%, 3/1/13  B1  4,810  5,038
  66,042
UTILITIES - 7.9%
CELLULAR - 5.4%
Clearnet Communications, Inc. yankee
0%, 12/15/05 (d)  B3  29,450  17,965
Esat Holdings Ltd. 0%, 2/1/07 unit (d)(f)  Caa  7,830  4,385
McCaw International Ltd. unit 0%,
4/15/07 (d)(f)  CCC  60,220  29,433
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
CELLULAR - CONTINUED
Millicom International Cellular SA
0%, 6/1/06 (d)  B3 $ 37,530 $ 26,271
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  1,290  1,267
Rogers Communications, Inc.
10 7/8%, 4/15/04  B2  19,480  20,259
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  3,120  2,620
  102,200
ELECTRIC UTILITY - 1.2%
El Paso Electric Co. 1st Mtg. 9.40%, 5/1/11  Ba3  7,710  8,211
Niagara Mohawk Power Corp. 8 3/4%, 4/1/22  Ba3  13,170  13,034
  21,245
TELEPHONE SERVICES - 1.3%
MFS Communications, Inc. 0%,
1/15/06 (d)  Ba3  19,710  14,881
Mcleod, Inc. 0%, 3/1/07 (d)(f)  B3  17,310  9,867
  24,748
TOTAL UTILITIES   148,193
TOTAL NONCONVERTIBLE BONDS   1,225,822
TOTAL CORPORATE BONDS
(Cost $1,283,093)   1,294,053
COMMERCIAL MORTGAGE SECURITIES - 0.8%
Lehman Structured Securities Corp. Series 1996-1
Class E-2, 7.995%, 6/25/26  BB  2,360  2,294
Structured Asset Securities Corp.:
Series 1996-CFL Class G,
 7 3/4%, 2/25/28 (f)  -  12,040  10,155
 Series 1996-C3 Class E,
 8.458%, 6/25/30 (f)(g)  -  3,600  3,368
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $15,065)   15,817
COMMON STOCKS - 8.1%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.7%
AEROSPACE & DEFENSE - 0.5%
BE Aerospace, Inc. (a)    200,000 $ 4,925
Rohr Industries, Inc. (a)    307,500  4,805
  9,730
DEFENSE ELECTRONICS - 0.2%
Tracor, Inc. (a)    205,000  4,459
TOTAL AEROSPACE & DEFENSE   14,189
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.1%
American Azide (warrants) (a)(e)    276  -
American Pacific Corp. (warrants) (a)(e)    164,285  41
Atlantis Group, Inc. (Trivest/Winston) (a)(e)    39,687  357
Trivest 1992 Special Fund Ltd.    13.6(h)  1,429
  1,827
PACKAGING & CONTAINERS - 0.3%
Crown Packaging Holdings Ltd. (warrants) (a)    4,576  1
Gaylord Container Corp. Class A (a)    1,000,000  5,562
  5,563
TOTAL BASIC INDUSTRIES   7,390
DURABLES - 0.7%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Freuhauf Trailer Corp. (warrants) (a)(e)    1,125,000  11
Lear Corp. (a)    319,100  11,408
  11,419
HOME FURNISHINGS - 0.0%
Polyvision Corp. (a)    37,283  10
TEXTILES & APPAREL - 0.1%
Hat Brands, Inc. (a)(e):
(warrants)    29,995  97
 Class I unit    1.5(h)  930
  1,027
TOTAL DURABLES   12,456
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 0.6%
OIL & GAS - 0.6%
Forcenergy Gas Exploration, Inc. (a)    241,400 $ 7,483
Gulf Canada Resources Ltd. (a)    143,000  1,192
Mesa, Inc. (a)    638,000  3,270
  11,945
FINANCE - 1.4%
INSURANCE - 1.4%
American Financial Group, Inc.     715,500  24,953
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (f)    5,400  540
TOTAL FINANCE   25,493
HOLDING COMPANIES - 0.0%
SDW Holdings Corp., Series B (warrants) (a)    15,189  258
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
POLLUTION CONTROL - 0.9%
Allied Waste Industries, Inc. (a)    1,499,300  16,680
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.4%
Chancellor Trust Class I Unit (e)    74  3,810
Paxson Communications Corp. (a)    301,000  3,010
  6,820
LODGING & GAMING - 0.2%
Bally Gaming International, Inc. (warrants) (a)    225,000  309
Showboat, Inc.     180,300  3,674
  3,983
PUBLISHING - 0.3%
K-III Communications Corp. (a)    500,000  5,625
TOTAL MEDIA & LEISURE   16,428
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 0.3%
BEVERAGES - 0.0%
Stroh Brewery Co. (warrants) (a)    9,400 $ 34
TOBACCO - 0.3%
UST, Inc.     200,000  5,225
TOTAL NONDURABLES   5,259
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a):
(New)    562,103  53
 (warrants)    92,674  -
  53
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.0%
Hyperion Telecommunications, Inc.
(warrants) (a)(f)    8,000  240
COMPUTER SERVICES & SOFTWARE - 0.0%
Interact Systems, Inc. (warrants) (a)(f)    11,220  2
ELECTRONIC INSTRUMENTS - 0.1%
Berg Electronics Corp. (a)(f)    69,321  2,080
TOTAL TECHNOLOGY   2,322
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. (warrants) (a)    30,960  -
UTILITIES - 2.1%
CELLULAR - 0.2%
Clearnet Communications, Inc. (a):
Class A (non-vtg.)    438,100  3,386
 (warrants)    24,750  25
  3,411
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.3%
El Paso Electric Co. (a)    890,613 $ 5,621
TELEPHONE SERVICES - 1.6%
Nextlink Communications, Inc. unit (f)    463,804  21,799
Sprint Corp.     200,000  8,775
  30,574
TOTAL UTILITIES   39,606
TOTAL COMMON STOCKS
(Cost $146,408)   152,079
PREFERRED STOCKS - 17.5%
CONVERTIBLE PREFERRED STOCKS - 1.8%
ENERGY - 0.1%
OIL & GAS - 0.1%
Mesa, Inc. Series A, pay-in-kind 8%    369,249  2,354
MEDIA & LEISURE - 1.4%
BROADCASTING - 0.5%
SFX Broadcasting, Inc.:
$3.25 (f)    100,000  4,500
 6 1/2%    100,000  4,500
  9,000
LODGING & GAMING - 0.9%
Host Marriott Financial Trust $3.375 (f)    282,900  16,055
TOTAL MEDIA & LEISURE   25,055
NONDURABLES - 0.3%
FOODS - 0.3%
Chiquita Brands International, Inc.,
Series B, $3.75    100,900  5,903
TOTAL CONVERTIBLE PREFERRED STOCKS   33,312
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - 15.7%
CONSTRUCTION & REAL ESTATE - 0.3%
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Walden Residential Properties, Inc. 9.20%    227,300 $ 5,711
ENERGY - 0.6%
OIL & GAS - 0.6%
Gulf Canada Resources Ltd., Series 1, adj. rate    4,125,831  11,810
FINANCE - 1.6%
INSURANCE - 0.5%
American Annuity Group Capital Trust II    10,430  10,378
SAVINGS & LOANS - 1.1%
California Federal Bank FSB:
9 1/8%    666,190  16,571
 11 1/2%    33,100  3,732
  20,303
TOTAL FINANCE   30,681
HEALTH - 1.0%
MEDICAL FACILITIES MANAGEMENT - 1.0%
Fresenius Medical Care Capital Trust 9%    18,900  19,136
HOLDING COMPANIES - 0.3%
SDW Holdings Corp. 15% (f)    151,890  5,316
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Ampex Corp. 8% (e)    2,723  2,117
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 10.8%
BROADCASTING - 9.5%
American Radio System pay-in-kind
11 3/8% (f)    62,530 $ 6,175
Cablevision Systems Corp.:
depositary shares    311,974  28,624
 Series H, $11.75 pay-in-kind    310,970  29,464
Chancellor Radio Broadcasting Co. 12%
pay-in-kind (f)    13,800  1,359
Granite Broadcasting Corp. 12 3/4%
pay-in-kind (f)    22,020  20,038
PanAmSat Corp. 12 3/4% pay-in-kind    19,919  23,704
Paxson Communications Corp. $125 (a)    10,394  10,082
Time Warner, Inc., Series M, 10 1/4% pay-in-kind    55,884  60,355
  179,801
PUBLISHING - 1.3%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind    100,541  10,934
 Series D, $200    130,270  12,766
  23,700
TOTAL MEDIA & LEISURE   203,501
NONDURABLES - 0.6%
HOUSEHOLD PRODUCTS - 0.6%
Revlon Group, Inc., Series B, 14 7/8%    113,039  11,305
RETAIL & WHOLESALE - 0.4%
GROCERY STORES - 0.4%
Supermarkets General Holdings Corp.
pay-in-kind $3.52 (a)    324,488  6,693
TOTAL NONCONVERTIBLE PREFERRED STOCKS   296,270
TOTAL PREFERRED STOCKS
(Cost $324,255)   329,582
CASH EQUIVALENTS - 4.9%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated 4/30/97 due 5/1/97
 at 5.37%  $ 89,829 $ 89,816
  at 5.42%   2,951  2,951
TOTAL CASH EQUIVALENTS
(Cost $92,767)   92,767
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,861,588)  $ 1,884,298
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 46
American Azide
 (warrants) 2/5/92 $ 0
American Pacific Corp.
 (warrants) 2/5/92 $ 41
Ampex Corp. 8% 2/16/95 $ 1,430
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Chancellor Trust
 Class 1 unit 10/12/94 $ 1,495
Fairchild Semiconductor
 Corp. 11.74%,
 3/15/08
 pay-in-kind 4/3/97 $ 4,452
Freuhauf Trailer  5/16/95 to
 Corp.  (warrants) 5/18/95 $ 1,335
Hat Brands, Inc. 9/2/92 to
 (warrants) 2/23/94 $ 0
Hat Brands, Inc.
 Class 1 unit 2/22/94 $ 1,500
Museum Towers LLC
 15%, 11/7/01 11/7/96 $ 10,000
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $291,728,000 or 15.4% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Represents number of units held.
9. Debt obligation initially issued at one coupon which converts to a highter coupon at a specified date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.4% BBB  1.3%
Ba 11.5% BB  8.6%
B 41.4% B  42.7%
Caa 8.6% CCC  5.5%
Ca, C 0.0% CC, C  1.8%
  D  0.4%
The percentage not rated by both S&P and Moody's amounted to 4.9%. FMR has determined that unrated debt securities that are lower quality account for 4.9% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  87.9%
Canada  5.5
United Kingdom  2.9
Luxembourg  1.4
Mexico  1.4
Others (individually less than 1%)  0.9
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,862,957,000 Net unrealized appreciation aggregated $21,341,000 of which $80,512,000 related to appreciated investment securities and $59,171,000 related to depreciated investment securities. The fund hereby designates approximately $417,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

(EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997

ASSETS

Investment in securities, at value (including repurchase               $ 1,884,298
agreements of $92,767) (cost $1,861,588) - See
accompanying schedule

Cash                                                                    764

Receivable for investments sold                                         16,635

Dividends receivable                                                    1,335

Interest receivable                                                     21,689

Redemption fees receivable                                              5

 TOTAL ASSETS                                                           1,924,726

LIABILITIES

Payable for investments purchased                           $ 31,551

Distributions payable                                        1,898

Accrued management fee                                       1,250

Other payables and accrued expenses                          7

 TOTAL LIABILITIES                                                      34,706

NET ASSETS                                                             $ 1,890,020

Net Assets consist of:

Paid in capital                                                        $ 1,832,869

Undistributed net investment income                                     14,583

Accumulated undistributed net realized gain (loss) on                   19,858
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                           22,710
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 151,401 shares outstanding                             $ 1,890,020

NET ASSET VALUE, offering price and redemption price                    $12.48
per share ($1,890,020 (divided by) 151,401 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED APRIL 30, 1997

INVESTMENT INCOME                                                     $ 19,705
Dividends

Interest                                                               132,378

 TOTAL INCOME                                                          152,083

EXPENSES

Management fee                                             $ 13,079

Non-interested trustees' compensation                       8

 Total expenses before reductions                           13,087

 Expense reductions                                         (60)       13,027

NET INVESTMENT INCOME                                                  139,056

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      27,430

 Foreign currency transactions                              (2)        27,428

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (7,314)

 Assets and liabilities in foreign currencies               (5)        (7,319)

NET GAIN (LOSS)                                                        20,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 159,165
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED    YEAR ENDED
                                                          APRIL 30,     APRIL 30,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 139,056     $ 92,265
Net investment income

 Net realized gain (loss)                                  27,428        43,949

 Change in net unrealized appreciation (depreciation)      (7,319)       13,732

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           159,165       149,946
FROM OPERATIONS

Distributions to shareholders                              (134,959)     (99,260)
From net investment income

 From net realized gain                                    (28,078)      (6,747)

 In excess of net realized gain                            -             (2,523)

 TOTAL DISTRIBUTIONS                                       (163,037)     (108,530)

Share transactions                                         859,540       685,155
Net proceeds from sales of shares

 Reinvestment of distributions                             134,509       87,469

 Cost of shares redeemed                                   (456,389)     (269,013)

 Redemption fees                                           920           688

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           538,580       504,299
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  534,708       545,715

NET ASSETS

 Beginning of period                                       1,355,312     809,597

 End of period (including undistributed net investment    $ 1,890,020   $ 1,355,312
income of $14,583 and $7,737, respectively)

OTHER INFORMATION
Shares

 Sold                                                      68,819        55,579

 Issued in reinvestment of distributions                   10,830        7,132

 Redeemed                                                  (36,614)      (21,882)

 Net increase (decrease)                                   43,035        40,829


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED APRIL 30,

                                   1997                    1996       1995       1994 C     1993

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 12.510                $ 11.990   $ 11.880   $ 12.220   $ 11.900
of period

Income from Investment              1.054 B                 1.099      1.076      1.101      1.175
Operations
Net investment income

 Net realized and unrealized        .192                    .723       .139       .357       .672
 gain (loss)

 Total from investment              1.246                   1.822      1.215      1.458      1.847
 operations

Less Distributions

 From net investment income         (1.033)                 (1.190)    (.927)     (.976)     (1.183)

 In excess of net                   -                       -          (.109)     (.078)     -
 investment income

 From net realized gain             (.250)                  (.087)     (.080)     (.790)     (.370)

 In excess of net realized gain     -                       (.033)     -          -          -

 Total distributions                (1.283)                 (1.310)    (1.116)    (1.844)    (1.553)

Redemption fees added to            .007                    .008       .011       .046       .026
paid in capital

Net asset value, end of period     $ 12.480                $ 12.510   $ 11.990   $ 11.880   $ 12.220

TOTAL RETURN A                      10.57%                  16.06%     11.07%     12.70%     16.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 1,890                 $ 1,355    $ 810      $ 641      $ 601
(in millions)

Ratio of expenses to average        .80%                    .80%       .80%       .75%       .70%
net assets

Ratio of expenses to average        .80%                    .79%       .80%       .75%       .70%
net assets after expense                                   D
reductions

Ratio of net investment income      8.51%                   8.85%      8.41%      8.07%      9.57%
to average net assets

Portfolio turnover rate             102%                    170%       172%       213%       136%

Average commission rate E          $ .0392


H TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
I NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
J EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
K FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
L FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997




7. SIGNIFICANT ACCOUNTING POLICIES.
Spartan High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, partnerships and losses deferred due to wash sales and paydowns. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 270 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
8. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $21,814,000 or 1.2% of net assets.
9. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,011,526,000 and $1,530,926,000, respectively, of which U.S. government and government agency obligations aggregated $0 and $29,156,000, respectively.
10. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .80% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $23,000 for the period.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $19,000 for the period.
11. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $60,000 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan High Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Spartan High Income Fund, including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Spartan High Income Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 10, 1997
DISTRIBUTIONS


The Board of Trustees of Spartan High Income Fund voted to pay on June 9, 1997, to shareholders of record at the opening of business on June 6, 1997, a distribution of $.13 per share derived from capital gains realized from sales of portfolio securities.
A total of .05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 8% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research
  Company, Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-4774
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

SHORT-INTERMEDIATE
GOVERNMENT
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     14   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    18   Notes to the financial statements.

REPORT OF INDEPENDENT    20   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            21


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                       PAST 1   LIFE OF
                                                   YEAR     FUND

Spartan Short-Intermediate Government              5.56%    24.80%

Salomon Brothers Treasury/Agency 1-5 Year          6.18%    n/a
Index

Short-Intermediate U.S. Government Funds           5.61%    n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on December 18, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency 1-5 Year Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 97 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                       PAST 1   LIFE OF
                                                   YEAR     FUND

Spartan Short-Intermediate Government              5.56%    5.20%

Salomon Brothers Treasury/Agency 1-5 Year Index    6.18%    n/a

Short-Intermediate U.S. Government Funds Average   5.61%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Fidelity Sh                 Salomon Treasury/Agency
             00474                       SB025
     1992/12/31   10000.00                    10000.00
     1993/01/31   10120.93                    10160.71
     1993/02/28   10208.15                    10273.28
     1993/03/31   10247.68                    10308.93
     1993/04/30   10301.41                    10391.45
     1993/05/31   10297.86                    10355.03
     1993/06/30   10377.82                    10467.09
     1993/07/31   10413.09                    10486.96
     1993/08/31   10480.38                    10612.01
     1993/09/30   10496.09                    10648.69
     1993/10/31   10523.26                    10667.28
     1993/11/30   10502.89                    10645.88
     1993/12/31   10568.05                    10688.93
     1994/01/31   10658.95                    10774.76
     1994/02/28   10563.57                    10671.61
     1994/03/31   10376.92                    10563.62
     1994/04/30   10330.94                    10504.02
     1994/05/31   10338.65                    10517.52
     1994/06/30   10346.79                    10534.84
     1994/07/31   10479.56                    10646.14
     1994/08/31   10503.93                    10679.25
     1994/09/30   10454.19                    10621.94
     1994/10/31   10473.12                    10635.44
     1994/11/30   10457.15                    10579.41
     1994/12/31   10513.02                    10606.41
     1995/01/31   10660.02                    10771.70
     1995/02/28   10847.55                    10948.96
     1995/03/31   10902.60                    11008.81
     1995/04/30   11012.59                    11120.62
     1995/05/31   11255.21                    11375.05
     1995/06/30   11321.07                    11442.03
     1995/07/31   11342.01                    11470.30
     1995/08/31   11422.19                    11547.47
     1995/09/30   11476.32                    11607.83
     1995/10/31   11579.72                    11720.41
     1995/11/30   11695.99                    11844.44
     1995/12/31   11804.75                    11944.02
     1996/01/31   11901.25                    12049.46
     1996/02/29   11832.42                    11976.62
     1996/03/31   11792.48                    11938.42
     1996/04/30   11775.13                    11921.61
     1996/05/31   11772.59                    11937.14
     1996/06/30   11866.88                    12039.02
     1996/07/31   11912.70                    12080.28
     1996/08/31   11941.78                    12112.11
     1996/09/30   12060.96                    12242.77
     1996/10/31   12221.23                    12412.64
     1996/11/30   12341.39                    12524.70
     1996/12/31   12308.65                    12494.40
     1997/01/31   12353.54                    12553.23
     1997/02/28   12377.65                    12573.09
     1997/03/31   12339.83                    12544.32
     1997/04/30   12426.55                    12658.16
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Short-Intermediate Government Fund on December 31, 1992, shortly after the fund started. As the chart shows, by April 30, 1997, the value of the investment, with dividends reinvested, would have grown to $12,427 - a 24.27% increase on the initial investment and includes the effect of the $5 account closeout fee. For comparison, look at how the Salomon Brothers Treasury/Agency 1-5 Year Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,658 - a 26.58% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED APRIL 30,                     DECEMBER 18, 1992
                                                (COMMENCEMENT
                                                OF OPERATIONS) TO

      1997   1996   1995   1994   APRIL 30, 1993

Dividend return               6.94%    7.35%    7.12%    6.14%    2.53%

Capital appreciation return   -1.38%   -0.44%   -0.54%   -5.87%   0.88%

Total return                  5.56%    6.91%    6.58%    0.27%    3.41%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation returns and total returns include the effect of the $5 account closeout fee on an average-sized account.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             4.88(cents)   31.02(cents)   63.91(cents)

Annualized dividend rate        6.43%         6.69%          6.84%

30-day annualized yield         6.11%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.24 over the past one month, $9.35 over the past six months, and $9.35 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A relatively favorable inflation
backdrop that steadied fears of
higher interest rates helped
spark an April rally that buoyed the
performance of the U.S. taxable
bond market for the 12 months
ended April 30, 1997. The
Lehman Brothers Aggregate
Bond Index - a broad measure
of the U.S. taxable bond market
- returned 7.09% over that
period. For much of the year,
bonds were affected by
increasing expectations of
economic growth and inflation.
While responding to mixed
economic statistics, the bias of
the market was toward higher
rates. With interest rates
finishing the period slightly higher
than where they began, the
performance of most bonds
consisted almost entirely of
income returns as opposed to
price gains or losses. In his
February testimony before
Congress, Federal Reserve
Board Chairman Alan Greenspan
indicated that the Fed was
inclined to raise the rate banks
charge each other for overnight
loans - known as the fed funds
target rate - to head off inflation
that might be caused by a tight
labor market. On March 25, the
Fed followed through by raising
the target rate by 0.25% to
5.50%. However, this move had
largely been priced into the
market. When producer and
consumer price indexes
continued to offer a favorable
inflation outlook in April, a market
rally in all debt market sectors
ensued, helping to ease much of
the bond market's negative price
performance posted earlier in the
period.
An interview with Curt Hollingsworth, Portfolio Manager of Spartan Short-Intermediate Government Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period ending April 30, 1997, the fund had a total return of 5.56%. To compare the fund's performance with that of its competition, the short-intermediate U.S. government funds average had a total return of 5.61%, according to Lipper Analytical Services. To gauge how the fund did relative to the short-intermediate government securities market, the Salomon Brothers Treasury/Agency 1-5 Year Index had a 12-month total return 6.18%.
Q. THERE WAS A PRONOUNCED SHIFT IN THE BOND MARKETS DURING THE PAST SIX MONTHS. CAN YOU DESCRIBE THE SHIFT AND TALK ABOUT SOME OF THE REASONS BEHIND IT?
A. Sure. The period got off to a good start, characterized by slow, but steady economic growth, low inflation and stable interest rates. Interest rates actually fell in October and November as investors were encouraged by the fact that inflation appeared to be quite low and the Federal Reserve Board made no attempt to nudge short-term interest rates higher. But in December, bond prices - which move in the opposite direction of interest rates - dropped due to fears that stronger-than-expected economic growth could incite a new bout of inflation and potentially force the Fed to raise rates. Throughout most of January and February, bonds remained in a narrow trading range absent convincing evidence about the future direction of the economy, inflation and interest rates. Then in March, the Fed boosted its target rate for Federal funds - or overnight loans between banks - a quarter percentage point to 5.50% in an effort to stave off any future inflation. That move sent bond yields higher and bond prices lower for a brief period. There was no change in Fed policy in April, and the bond market rebounded somewhat as yields fell slightly.
Q. DID YOU ALTER YOUR STRATEGY IN RESPONSE TO RISING INTEREST RATES?
A. No, I didn't. The fund's duration - or interest rate sensitivity - remained neutral; that is, the fund wasn't structured in anticipation of interest rate moves. Instead, it was structured to match the interest rate sensitivity of the market for 1-5 year government securities, as reflected by the fund's index. I believe that it's impossible to predict the direction of interest rates with any great consistency over a long period of time. That's why I don't try to "time the market" by structuring the portfolio based on someone's view about the future direction of interest rates. Instead, I tried to add value by managing the fund's sector weights and by focusing on individual security selection.
Q. HOW DID YOU DIVIDE THE FUND'S HOLDINGS AMONG ITS VARIOUS SECTORS?
A. U.S. agency securities were the largest sector concentration at the end of the period. Within the agency sector, I invested in bonds issued by agencies such as the Federal National Mortgage Association and the Agency for International Development notes issued by the State of Israel and backed by the full faith and credit of the U.S. government.
Q. WHAT CHOICES DID YOU MAKE IN THE MORTGAGE SECTOR?
A. I focused on mortgage securities with coupons - or the interest rates the borrower promises to pay - that were either much higher or lower than current interest rates. Here's why: Mortgage-backed securities are subject to prepayment risk - or the risk that they will be paid off before maturity as mortgage holders refinance their debt. Both rising and falling interest rates typically set off changes in prepayment patterns that can dramatically affect the prices of mortgage-backed securities. The bonds most vulnerable to prepayment activity are those that have coupons close to current market rates. I am very careful to select mortgage securities that I believe will allow the fund to closely track the benchmark.
Q. WHAT'S IN STORE FOR THE COMING MONTHS?
A. Looking ahead, investors will likely continue to scrutinize every new piece of economic data, looking for clues as to whether the Fed will move to change interest rates at its next meeting in July. In the meantime, contradictory economic data may mean more volatility for the fixed-income markets. But regardless of the direction of interest rates, I'll focus on choosing bonds whose prices are lower than I believe they should be, and sell those that have exceeded their fair value relative to other bonds in the marketplace. In addition, I will look for opportunities that may pop up due to price inefficiencies with the idea of exploiting the anomalies for the benefit of the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
with preservation of capital
FUND NUMBER: 474
TRADING SYMBOL: SPSIX
START DATE: December 18,
1992
SIZE: as of April 30, 1997,
more than $68 million
MANAGER: Curt
Hollingsworth, since 1992;
manager, various Fidelity
and Spartan Government
funds; joined Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH ON
MANAGING IN A VOLATILE
ENVIRONMENT:
"While few investors welcome
volatility, it often creates
opportunities. As manager of
a government securities
mutual fund, my job is to buy
bonds that I think are cheap
and have the potential to rise
in value and to sell those
securities that I think have
reached their full value relative
to other bonds in the
marketplace. A moderate
amount of volatility can make
that task easier. Absent
volatility over much of 1996,
bonds were priced quite
efficiently. By that, I mean that
there were fewer
opportunities to find
securities that I felt were
significantly underpriced
relative to their fair value. But
even a moderate amount of
volatility can create price
inefficiencies. While the
headlines may suggest
otherwise, I would not
necessarily characterize the
past six months as a very
volatile period for
fixed-income securities. Bond
yields and prices remained in
a relatively narrow range,
even though interest rates
reversed course."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF APRIL 30, 1997
             % OF FUND'S    % OF FUND'S INVESTMENTS
             INVESTMENTS    6 MONTHS AGO

Zero          9.1           -
Coupon
Bonds

Less than     4.7            1.8
5%

 5 -          9.6            17.1
 5.99%

 6 -          4.4            3.8
 6.99%

 7 -          17.8           17.8
 7.99%

 8 -          12.3           20.2
 8.99%

 9 -          21.6           20.8
 9.99%

10 -          8.2            8.7
10.99%

11% and       7.3            7.5
over

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    3.3    3.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    2.3    2.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30,1997  AS OF OCTOBER 31, 1996
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 47.0
Row: 1, Col: 3, Value: 22.7
Row: 1, Col: 4, Value: 25.3
Mortgage-backed
securities 25.7%
U.S. Treasury
obligations 36.3%
U.S. government
agency obligations 35.7%
Short-term
investments 2.3%

Mortgage-backed
securities 25.3%
U.S. Treasury
obligations 22.7%
U.S. government
agency obligations 47.0%
Short-term
investments 5.0%

Row: 1, Col: 1, Value: 2.3
Row: 1, Col: 2, Value: 35.7
Row: 1, Col: 3, Value: 36.3
Row: 1, Col: 4, Value: 25.7
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 69.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 22.7%
9 1/4%, 8/15/98 $ 10,400,000 $ 10,799,776
8 7/8%, 11/15/98  1,405,000  1,459,879
8%, 8/15/99  1,900,000  1,965,607
7 7/8%, 8/15/01  1,510,000  1,583,854
  15,809,116
U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.0%
Federal National Mortgage Association 4.95%, 9/30/98 2,500,000 2,457,800 Financing Corp. stripped principal 0%, 6/6/02 6,200,000 4,415,764 Government Trust Certificates (assets of Trust guaranteed by
U.S. Government through Defense
Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  3,022,041  3,185,231
  Class 2-E, 9.40%, 5/15/02  988,328  1,043,664
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
 Series 1994-F, 8.187%, 12/15/04  1,487,009  1,547,464
  Series 1994-A, 7.12%, 4/15/06  460,891  464,924
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1993-A,
4.86%, 4/1/98  800,000  795,704
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificate
Series 1994-1995, 6.08%, 8/15/04  730,000  708,421
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
 7 1/8%, 8/15/99  9,739,000  9,870,749
  7 3/4%, 11/15/99  514,000  527,893
  0%, 11/15/00  2,440,000  1,935,188
  8%, 11/15/01  3,406,000  3,571,463
  5 5/8%, 9/15/03  1,714,000  1,613,131
U.S. Department of Housing and Urban Development
government guaranteed participation certificates
Series 1996-A:
 6.24%, 8/1/98  500,000  499,535
 6.59%, 8/1/00  140,000  139,685
  32,776,616
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $49,031,191)   48,585,732
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 20.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.3%
5 1/2%, 1/1/03 to 5/1/03 $ 3,875,950 $ 3,676,496
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
11 1/2%, 8/1/14  119,997  134,481
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.3%
10%, 2/15/10 to 7/15/20  2,690,034  2,936,428
10 1/2%, 1/15/21 to 2/15/25  2,428,120  2,685,861
10 3/4%, 3/15/10  82,759  91,664
11%, 1/15/10 to 1/15/21  1,536,494  1,717,048
11 1/2%, 3/15/10 to 4/15/20  2,572,222  2,904,037
12%, 1/15/14 to 2/15/16  265,366  305,203
13%, 9/15/14   51,272  59,730
  10,699,971
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $14,536,214)  14,510,948
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%
U.S. GOVERNMENT AGENCY - 4.5%
Federal Home Loan Mortgage Corporation
planned amortization class:
 Series 1511 Class D, 6%, 10/15/04  1,000,000  992,813
  Series 1727 Class D, 6 1/2%, 8/15/14  710,000  711,109
Federal National Mortgage Association planned amortization
class Series 1994-51 Class PD, 5 3/4%, 2/25/15  1,450,000  1,435,500
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,132,935)   3,139,422
CASH EQUIVALENTS - 5.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 3,514,524  3,514,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $70,214,340)  $ 69,750,102
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $70,216,754. Net unrealized depreciation aggregated $466,652, of which $389,304 related to appreciated investment securities and $855,956 related to depreciated investment securities.
At April 30, 1997, the fund had a capital loss carryforward of approximately $3,757,000 of which $168,000, $2,326,000, $582,000 and
$681,000 will expire on April 30, 2002, 2003, 2004 and 2005, respectively. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997

ASSETS

Investment in securities, at value (including repurchase                  $ 69,750,102
agreements of $3,514,000) (cost $70,214,340) -
See accompanying schedule

Cash                                                                       309,294

Interest receivable                                                        970,347

 TOTAL ASSETS                                                              71,029,743

LIABILITIES

Payable for investments purchased                           $ 1,997,843

Distributions payable                                        46,074

Accrued management fee                                       37,287

 TOTAL LIABILITIES                                                         2,081,204

NET ASSETS                                                                $ 68,948,539

Net Assets consist of:

Paid in capital                                                           $ 73,612,871

Accumulated net investment (loss)                                          (40,196)

Accumulated undistributed net realized gain (loss)                         (4,159,898)
on investments

Net unrealized appreciation (depreciation) on                              (464,238)
investments

NET ASSETS, for 7,436,199 shares outstanding                              $ 68,948,539

NET ASSET VALUE, offering price and redemption price per                   $9.27
share ($68,948,539 (divided by) 7,436,199 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED APRIL 30, 1997

INVESTMENT INCOME                                                      $ 5,609,425
Interest

EXPENSES

Management fee                                             $ 473,885

Non-interested trustees' compensation                       434

 TOTAL EXPENSES                                                         474,319

NET INVESTMENT INCOME                                                   5,135,106

REALIZED AND UNREALIZED GAIN (LOSS)                                     (1,283,157)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                 134,590
investment securities

NET GAIN (LOSS)                                                         (1,148,567)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 3,986,539
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED      YEAR ENDED
                                                            APRIL 30,       APRIL 30,
                                                            1997            1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 5,135,106     $ 6,582,065
Net investment income

 Net realized gain (loss)                                    (1,283,157)     604,585

 Change in net unrealized appreciation (depreciation)        134,590         (694,289)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             3,986,539       6,492,361
FROM OPERATIONS

Distributions to shareholders from net investment income     (4,989,807)     (6,559,063)

Share transactions                                           25,853,459      61,555,036
Net proceeds from sales of shares

 Reinvestment of distributions                               4,242,939       5,559,504

 Cost of shares redeemed                                     (38,422,781)    (82,657,587)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (8,326,383)     (15,543,047)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (9,329,651)     (15,609,749)

NET ASSETS

 Beginning of period                                         78,278,190      93,887,939

 End of period (including accumulated net investment        $ 68,948,539    $ 78,278,190
(loss) income of $(40,196) and $35,147,
respectively)

OTHER INFORMATION
Shares

 Sold                                                        2,762,315       6,427,366

 Issued in reinvestment of distributions                     453,855         581,016

 Redeemed                                                    (4,108,063)     (8,627,361)

 Net increase (decrease)                                     (891,893)       (1,618,979)


FINANCIAL HIGHLIGHTS
      YEARS ENDED APRIL 30,                     DECEMBER 18,
                                                1992
                                                (COMMENCEMENT
                                                OF OPERATIONS) TO
                                                APRIL 30,


                                  1997       1996       1995       1994 E     1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 9.400    $ 9.440    $ 9.490    $ 10.090   $ 10.000
of period

Income from Investment             .658 D     .688       .665       .616       .257
Operations
Net investment income

 Net realized and unrealized       (.149)     (.045)     (.065)     (.579)     .083
 gain (loss)

 Total from investment             .509       .643       .600       .037       .340
 operations



Less Distributions

 From net investment income        (.639)     (.683)     (.650)     (.617)     (.250)

 In excess of net                  -          -          -          (.010)     -
 investment income

 In excess of net realized         -          -          -          (.010)     -
gain

 Total distributions               (.639)     (.683)     (.650)     (.637)     (.250)

Net asset value, end              $ 9.270    $ 9.400    $ 9.440    $ 9.490    $ 10.090
of period

TOTAL RETURN B, C                  5.57%      6.92%      6.60%      .29%       3.43%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 68,949   $ 78,278   $ 93,888   $ 53,726   $ 54,853
(000 omitted)

Ratio of expenses to average       .65%       .45%       .10%       .10%       .02%  A,
net assets                                   F          F          F          F

Ratio of net investment income     7.04%      7.16%      7.35%      7.33%      7.28% A
to average net assets

Portfolio turnover rate            104%       161%       282%       271%       587% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Short-Intermediate Government Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $73,818,937 and $84,696,633, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $2,660 for the period.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Short-Intermediate Government Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Spartan Short-Intermediate Government Fund, including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period December 18, 1992 (commencement of operations) to April 30, 1993. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Spartan Short-Intermediate Government Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 18, 1992 (commencement of operations) to April 30, 1993, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 6, 1997
DISTRIBUTIONS


A total of 47.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Curtis Hollingsworth, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)